SMALLCAP WORLD FUND, INC.

                                     Part B
                      Statement of Additional Information

                                December 1, 2003

                         (as amended April 12, 2004)



This document is not a prospectus but should be read in conjunction with the current prospectus of SMALLCAP World Fund (the "fund or "SCWF") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                           SMALLCAP World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       35
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       39
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Shareholder Account Services and Privileges . . . . . . . . . . . .       43
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       46
General Information . . . . . . . . . . . . . . . . . . . . . . . .       47
Class A Share Investment Results and Related Statistics . . . . . .       50
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       52
Financial Statements



                          SMALLCAP World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

..    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated but determined to be of equivalent quality.

INVESTMENT COMPANIES

..    The fund may acquire up to 3% of the outstanding voting stock of any one investment company.

..    The fund may invest up to 5% of its total assets in securities issued by any one investment company.

..    In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be

                          SMALLCAP World Fund - Page 2
higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


Capital Research and Management Company (the "investment adviser") believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates which exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.

                          SMALLCAP World Fund - Page 3

Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in

                          SMALLCAP World Fund - Page 4
receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the

                          SMALLCAP World Fund - Page 5
collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the investment adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for

                          SMALLCAP World Fund - Page 6
leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 49% and 51%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.

                          SMALLCAP World Fund - Page 7

The fund may not:


1. Invest in securities of an issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

2.    Invest in companies for the purpose of exercising control or management;

3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

10. Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act;

3. The fund may not invest more than 15% of the value of its net assets in illiquid securities.

                          SMALLCAP World Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                     YEAR FIRST                                     NUMBER OF BOARDS
                        POSITION      ELECTED                                        WITHIN THE FUND
                        WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2000        Chairman of the Board and               2            Ducommun Incorporated
 Age: 57                                            CEO, Ducommun Incorporated
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1993        Corporate director and                 14            Carnival Corporation
 Jr.                                                author; former U.S.
 Age: 69                                            Ambassador to Spain; former
                                                    Vice Chairman,
                                                    Knight-Ridder, Inc.
                                                    (communications company);
                                                    former Chairman and
                                                    Publisher, The Miami Herald
                                                               ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1990        Private investor; former               19            Ducommun Incorporated;
 Christie                                           President and CEO, The                               IHOP Corporation;
 Age: 70                                            Mission Group (non-utility                           Southwest Water Company;
                                                    holding company, subsidiary                          Valero L.P.
                                                    of Southern California
                                                    Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Director       2000        Founder and Managing                    2            None
 Age: 50                                            Director, Skyline Ventures;
                                                    former Managing Director,
                                                    Alternative Asset Management
                                                    Group, Chancellor Capital
                                                    Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1995        Co-Founder, VentureThink LLC            6            None
 Age: 56                                            (developed and managed
                                                    e-commerce businesses) and
                                                    Versura Inc. (education loan
                                                    exchange); former Treasurer,
                                                    The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Director       1990        President, American Public              6            Irwin Financial
 Age: 61                                            Media Group                                          Corporation; St. Paul
                                                                                                         Companies
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon        Director       1990        Managing Director, Partisan             3            Novoste Corporation
 Age: 69                                            Management Group, Inc.;
                                                    former Chairman of the
                                                    Board, Novoste Corporation;
                                                    former President and
                                                    Director, Corvita
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf,      Director       1990        Private investor; corporate             6            Crompton Corporation;
 Ph.D.                                              director; lecturer,                                  First Energy Corporation;
 Age: 69                                            Department of Molecular                              National Life Holding Co.
                                                    Biology, Princeton
                                                    University
-----------------------------------------------------------------------------------------------------------------------------------



                          SMALLCAP World Fund - Page 9

                                                   PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST            PAST 5 YEARS AND
                                     ELECTED               POSITIONS HELD             NUMBER OF BOARDS
                      POSITION      A DIRECTOR        WITH AFFILIATED ENTITIES         WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                      WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE         FUND      OF THE FUND/1/             OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4/,/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman         1992        Senior Vice President and                  2            None
 Age: 56              of the                       Director, Capital Research and
                      Board and                    Management Company; Director,
                      Director                     The Capital Group Companies,
                                                   Inc.*; Director, Capital
                                                   Management Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory W. Wendt     President        1992        Senior Vice President, Capital             1            None
 Age: 42              and                          Research Company*
                      Director
-----------------------------------------------------------------------------------------------------------------------------------




                          SMALLCAP World Fund - Page 10

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                             POSITION          YEAR FIRST ELECTED                PAST 5 YEARS AND POSITIONS HELD
                             WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-------------------------------------------------------------------------------------------------------------------------------
 Grant L. Cambridge       Vice President              2001          Vice President, Capital Research Company*
 Age: 41
-------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti         Vice President              1990          Vice President - Fund Business Management Group, Capital
 Age: 47                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 J. Blair Frank           Vice President              1999          Vice President, Capital Research Company*
 Age: 37
-------------------------------------------------------------------------------------------------------------------------------
 Jonathan O.              Vice President              2000          Executive Vice President and Director, Capital Research
 Knowles                                                            Company*
 Age: 42
-------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton              Secretary                1990          Vice President - Fund Business Management Group, Capital
 Age: 43                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett          Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 37                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson      Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 35                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.

/1/ Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.

/3/ This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.

/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

/5/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                          SMALLCAP World Fund - Page 11

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000                $1 - $10,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. Freund                     None                       None
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gregory W. Wendt              Over $100,000               Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for
"interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $16,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                          SMALLCAP World Fund - Page 12

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003


                                                                                                             TOTAL COMPENSATION
                                                                               AGGREGATE COMPENSATION            (INCLUDING
                                                                               (INCLUDING VOLUNTARILY       VOLUNTARILY DEFERRED
                                                                              DEFERRED COMPENSATION/1/)       COMPENSATION/1/)
                                    NAME                                            FROM THE FUND         FROM ALL FUNDS MANAGED BY
---------------------------------------------------------------------------------------------------------   CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                               COMPANY OR ITS
                                                                                                                AFFILIATES/2/
                                                                                                         ---------------------------
 Joseph C. Berenato/3/                                                                 $24,000                    $ 46,000
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                                                                  24,000                     105,610
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                               24,500                     245,035
------------------------------------------------------------------------------------------------------------------------------------
 John G. Freund/3/                                                                      22,000                      42,000
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                                                    24,000                     170,540
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling/3/                                                                    22,000                     125,000
------------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon                                                                       22,000                      50,500
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                                   22,500                     162,000
------------------------------------------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.

/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Joseph C. Berenato ($80,347), H. Frederick Christie ($149,971), John G. Freund ($66,404), Leonade
D. Jones ($132,910), William H. Kling ($170,508) and Patricia K. Woolf ($41,865). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.


As of November 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

                          SMALLCAP World Fund - Page 13

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts.The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2003:



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D Jones & Co                                Class A        8.46%
 ATTN: Mutual Fund
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers       Class B        5.23%
 ATTN Fund Administration                           Class C        8.55
 4800 Deer Lake Dr E Fl 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Dean Witter Reynolds                               Class B        5.15%
 ATTN Mutual Fund Operations
 3 Harborside Plz 6th Floor
 Jersey City, NJ  07311
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                       Class C       13.08%
 Surpas House Account
 ATTN Cindy Tempesta 7th Floor
 333 W 34th St
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Charles Schwab & Co Inc                            Class F        9.93%
 Special Custody Acct for Exclusive
 Benefit of Customers - RIA Acct
 ATTN Mutual Funds Department
 101 Montgomery St
 San Francisco, CA  94104-4122
----------------------------------------------------------------------------



                          SMALLCAP World Fund - Page 14

COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie and Leonade D. Jones, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Contracts Committee meetings were held during the 2003 fiscal year.


The fund has a Committee on Governance comprised of Joseph C. Berenato, Richard
G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William
H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors.

                          SMALLCAP World Fund - Page 15

While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Committee on Governance meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. That information typically includes: fund investment results on an absolute basis and as compared with various indices and peer funds; the fund's advisory fee and other expenses, compliance matters and investment adviser personnel matters.


In its most recent meeting, the Committee discussed several additional topics with representatives from the investment adviser, including: the investment adviser's financial condition and the investment adviser's fiscal year financial results compared to a group of

                          SMALLCAP World Fund - Page 16
publicly held mutual fund managers; recent regulatory developments relating to rule 12b-1; soft dollar and other brokerage-related practices; and whether current market pressures on distribution costs would impact the business model of American Funds Distributors, Inc., the fund's principal underwriter.


The Committee also met with independent counsel in executive session, during which the members reviewed the material presented and the preceding discussions with the investment adviser. The Committee requested additional information relating to the evaluation and compensation of portfolio counselors and analysts; expense control incentives for the Principal Underwriter and Transfer Agent; and the role of the investment adviser in proxy voting and interactions with the management of portfolio companies in which the fund holds a substantial position.


Based on their review, the Committee and the Board concluded that the fund's advisory fees and other expenses are fair, both absolutely and in comparison with those of other comparable funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

                          SMALLCAP World Fund - Page 17

As compensation for its services, the investment adviser received a monthly fee which is accrued daily, calculated at the annual rates of:


                                 NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended September 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $47,110,000, $55,303,000 and $69,100,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

                          SMALLCAP World Fund - Page 18

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


During the 2003 fiscal period, administrative services fees were:

                     ADMINISTRATIVE SERVICES FEE
-------------------------------------------------
   CLASS C               $183,000
-------------------------------------------------
   CLASS F                 71,000
-------------------------------------------------
 CLASS 529-A               48,000
-------------------------------------------------
 CLASS 529-B               15,000
-------------------------------------------------
 CLASS 529-C               27,000
-------------------------------------------------
 CLASS 529-E                3,000
-------------------------------------------------
 CLASS 529-F                2,000
-------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class

                          SMALLCAP World Fund - Page 19

529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                     REVENUE          COMPENSATION
                                            FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $2,114,000          $ 9,765,000
                                                  2002             2,553,000           11,867,000
                                                  2001             3,339,000           15,470,000
                 CLASS B                          2003               313,000            1,859,000
                                                  2002               481,000            2,328,000
                                                  2001               588,000            2,898,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003               109,000              514,000
                                                  2002                85,000              397,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                35,000              197,000
                                                  2002                20,000              155,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up

                          SMALLCAP World Fund - Page 20
to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and
(vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                          SMALLCAP World Fund - Page 21

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $16,513,000                 $1,446,000
------------------------------------------------------------------------------
        CLASS B                   1,457,000                    167,000
------------------------------------------------------------------------------
        CLASS C                     799,000                    102,000
------------------------------------------------------------------------------
        CLASS F                      88,000                     12,000
------------------------------------------------------------------------------
      CLASS 529-A                    21,000                      2,000
------------------------------------------------------------------------------
      CLASS 529-B                    60,000                      8,000
------------------------------------------------------------------------------
      CLASS 529-C                   118,000                     16,000
------------------------------------------------------------------------------
      CLASS 529-E                     8,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-F                     3,000                      1,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.






                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market

                          SMALLCAP World Fund - Page 22
value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a

                          SMALLCAP World Fund - Page 23
     foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain

                          SMALLCAP World Fund - Page 24
     the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds

                          SMALLCAP World Fund - Page 25
     and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially

                          SMALLCAP World Fund - Page 26
identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                          SMALLCAP World Fund - Page 27

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                          SMALLCAP World Fund - Page 28

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                          SMALLCAP World Fund - Page 29

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                          SMALLCAP World Fund - Page 30

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

                          SMALLCAP World Fund - Page 31

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

                          SMALLCAP World Fund - Page 32

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held

                          SMALLCAP World Fund - Page 33
the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C shares would occur while such suspension remained in effect, and at your option, Class B shares

                          SMALLCAP World Fund - Page 34
could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts

                          SMALLCAP World Fund - Page 35
     and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
      (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
      (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

                          SMALLCAP World Fund - Page 36

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

                          SMALLCAP World Fund - Page 37

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that elim-

                          SMALLCAP World Fund - Page 38
inates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous

                          SMALLCAP World Fund - Page 39
day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different

                          SMALLCAP World Fund - Page 40
times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -- Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

                          SMALLCAP World Fund - Page 41

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -- You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     -- Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --   Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -- You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day

                          SMALLCAP World Fund - Page 42
following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

                          SMALLCAP World Fund - Page 43

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.

                          SMALLCAP World Fund - Page 44

AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                          SMALLCAP World Fund - Page 45

REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS



The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2003, 2002 and 2001, amounted to $21,130,000, $25,015,000 and
$28,555,000, respectively. The volume of trading activity decreased during the year, resulting in a decrease in broker commissions paid on portfolio transactions.

                          SMALLCAP World Fund - Page 46

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $12,328,000 for Class A shares and $327,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies, but provides an immaterial amount of estate planning and similar work for a limited number of investment adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public

                          SMALLCAP World Fund - Page 47
offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.

                          SMALLCAP World Fund - Page 48

     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - SEPTEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.22
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $24.64


                          SMALLCAP World Fund - Page 49

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was -0.07% based on a 30-day (or one month) period ended September 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2003 were 24.84%, 4.88% and 6.47%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2003 were 32.46%, 6.13% and 7.10%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.

                          SMALLCAP World Fund - Page 50

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


SMALL CAPITALIZATION STOCKS VERSUS LARGE CAPITALIZATION STOCKS -- According to Ibbottson Associates, an investment in small company stocks has grown an average of 14.5% a year from September 30, 1978 through September 30, 2003, compared with an average of 13.1% a year for an investment in large company stocks. Small company stocks are represented by Dimensional Fund Advisors Micro Cap Fund, while large company stocks are represented by the Standard & Poor's 500 Stock Composite Index.

                          SMALLCAP World Fund - Page 51

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                          SMALLCAP World Fund - Page 52

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                          SMALLCAP World Fund - Page 53

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          SMALLCAP World Fund - Page 54

INVESTMENT PORTFOLIO, SEPTEMBER 30, 2003


[PIE CHART]

                                                       Percent of
Industry diversification                               net assets

Semiconductors & semiconductor equipment                  8.0%
Commercial services & supplies                             7.7
Media                                                      6.3
Hotels, restaurants & leisure                              5.3
Specialty retail                                           4.5
All other industries                                      60.2
Cash & equivalents                                         8.0


[END CHART]
                                                        Percent
                                                         of net
Largest equity holdings                                  assets

Performance Food Group                                    1.41 %
Michaels Stores                                           1.28
PMC-Sierra                                                1.22
Extended Stay America                                     1.09
Education Management                                      1.02
Amylin Pharmaceuticals                                     .99
Cymer                                                      .97
Venture                                                    .97
Novell                                                     .86
Sylvan Learning Systems                                    .84



                                                                                                Shares or           Market
                                                                                                principal           value
Equity securities (common and convertible preferred stocks and convertible debentures)            amount            (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  7.95%
PMC-Sierra, Inc. (USA) (1)                                                                        7,800,000      $  102,890
Cymer, Inc. (USA) (1) (2)                                                                         2,000,000          82,400
Micrel, Inc. (USA) (1) (2)                                                                        4,767,112          58,111
Fairchild Semiconductor International (USA) (1)                                                   3,142,800          52,108
ASM International NV (New York registered) (Netherlands) (1) (2)                                  3,119,100          46,007
Applied Micro Circuits Corp. (USA) (1)                                                            8,500,000          41,395
Cypress Semiconductor Corp. (USA) (1)                                                             2,200,000          38,896
Varian Semiconductor Equipment Associates, Inc. (USA) (1)                                         1,000,000          37,450
Semtech Corp. (USA) (1)                                                                           2,000,000          36,920
Integrated Circuit Systems, Inc. (USA) (1)                                                        1,200,000          36,048
O2Micro International Ltd. (USA) (1)                                                              1,759,500          25,425
Brooks Automation, Inc. (USA) (1)                                                                 1,200,000          25,080
KEC Corp. (South Korea)(2)                                                                          523,540          16,919
PDF Solutions, Inc. (USA) (1) (2)                                                                 1,500,000          16,875
Axcelis Technologies, Inc. (USA) (1)                                                              2,000,000          16,520
ASE Test Ltd. (Taiwan) (1)                                                                        1,500,000          13,035
Faraday Technology Corp. (Taiwan)                                                                 3,539,125           8,244
MKS Instruments, Inc. (USA) (1)                                                                     300,000           6,498
Advanced Energy Industries, Inc. (USA) (1)                                                          211,500           3,991
ASM Pacific Technology Ltd. (Hong Kong)                                                           1,050,000           3,552
MegaChips Corp. (Japan)                                                                             295,000           2,604
Zeevo, Inc., Series C, convertible preferred (USA) (1) (2) (3) (4)                                1,587,301             921
Zeevo, Inc. 5.00% convertible notes 2004 (2)(3)(4)                                               $  398,561             399
Zeevo, Inc., warrants, expire 2008  (1)(2)(3)(4)                                                          3               -
ClearSpeed Technology Ltd. (United Kingdom) (1) (3) (4)                                           2,300,000              28


COMMERCIAL SERVICES & SUPPLIES  -  7.68%
Education Management Corp. (USA) (1)                                                              1,500,000          86,505
Sylvan Learning Systems, Inc. (USA) (1) (2)                                                       2,589,516          70,642
United Rentals, Inc. (USA) (1)                                                                    2,560,000          41,190
S1 Corp. (South Korea)(2)                                                                         2,090,000          40,507
ChoicePoint Inc. (USA) (1)                                                                        1,150,000          38,525
Vedior NV (Netherlands)                                                                           2,948,571          35,987
School Specialty, Inc. (USA) (1) (2)                                                              1,130,000          31,877
Downer EDI Ltd. (Australia)(2)                                                                   51,045,208          30,238
Techem AG (Germany) (1) (2)                                                                       1,413,300          24,356
Arbitron Inc. (USA) (1)                                                                             621,060          21,923
Valassis Communications, Inc. (USA) (1)                                                             800,000          21,120
Imagistics International Inc. (USA) (1)                                                             696,100          20,173
Tetra Tech, Inc. (USA) (1)                                                                        1,000,000          19,910
Kroll Inc. (USA) (1)                                                                              1,000,000          18,600
CoStar Group, Inc. (USA) (1)                                                                        689,700          17,932
Group 4 Falck A/S (Denmark)                                                                         780,000          16,919
Kelly Services, Inc., Class A (USA)                                                                 600,000          14,964
Portfolio Recovery Associates, Inc. (USA) (1)                                                       500,000          12,710
Buhrmann NV (Netherlands)                                                                         1,700,000          12,635
Ionics, Inc. (USA) (1)                                                                              500,000          12,230
Brinks Company (USA)                                                                                700,000          12,152
Duratek, Inc. (USA) (1)                                                                             891,100           7,949
MITIE Group PLC (United Kingdom)                                                                  3,560,000           7,246
DIS Deutscher Industrie Service AG (Germany)                                                        390,000           7,244
Informatics Holdings Ltd. (Singapore)(2)                                                         16,065,000           7,148
Michael Page International PLC (United Kingdom)                                                   2,310,000           5,721
Reliance Security Group PLC (United Kingdom)                                                        440,000           5,117
Oslo Bors Holding ASA (Norway)(3)                                                                   125,000           3,124
Oslo Bors Holding ASA                                                                                31,000             775
Proffice AB, Class B (Sweden)                                                                       900,000           2,495
ZOOTS (USA) (1)(2)(3)(4)                                                                         12,586,913           1,208


MEDIA  -  6.25%
Astral Media Inc., Class A (Canada)                                                               3,349,100          62,118
Gemstar International Group Ltd. (USA) (1)                                                       11,750,000          55,577
Corus Entertainment Inc., Class B, nonvoting (Canada) (1)                                         2,630,000          45,836
SBS Broadcasting SA (Luxembourg) (1) (2)                                                          1,800,000          44,784
UnitedGlobalCom, Inc., Class A (USA) (1)                                                          6,726,675          41,100
CanWest Global Communications Corp. (Canada) (1)                                                  4,729,946          39,113
CanWest Global Communications Corp., nonvoting, Class A (1)                                          14,321             119
EMI Group PLC (United Kingdom)                                                                   15,625,000          38,357
Capital Radio PLC (United Kindgom)                                                                2,412,000          19,156
Modern Times Group MTG AB, Class B (Sweden) (1)                                                     700,000          11,239
Modern Times Group MTG AB 5.50% convertible debenture 2006                                  Euro  7,000,000           7,882
Clear Media Ltd. (Hong Kong) (1) (2)                                                             32,579,000          18,826
Rural Press Ltd. (Australia)                                                                      3,726,466          18,269
Toei Animation Co., Ltd. (Japan)                                                                    290,000          16,114
Sanctuary Group PLC (United Kingdom)(2)                                                          19,470,839          15,528
Fox Kids Europe NV (Netherlands) (1)                                                              2,351,649          14,268
Catalina Marketing Corp. (USA) (1)                                                                  800,000          12,152
Nasionale Pers Beperk, Class N (South Africa)                                                     2,908,534          11,844
Lions Gate Entertainment Corp. (Canada) (1) (2)                                                   2,378,500           7,056
Lions Gate Entertainment Corp., USD denominated (1) (2)                                           1,425,000           4,261
Phoenix Satellite Television Holdings Ltd. (Hong Kong) (1)                                       94,688,000          10,149
Austereo Group Ltd. (Australia)                                                                   9,820,000           9,361
Alliance Atlantis Communications Inc., nonvoting, Class B  (Canada) (1)                             560,000           8,846
Zee Telefilms Ltd. (India)                                                                        2,700,000           7,289
GWR Group PLC (United Kingdom)                                                                    1,250,000           4,439
Woongjin.com Co., Ltd. (South Korea)                                                              1,065,150           2,783
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                    3,500,000           1,548
BKN International AG (Germany) (1)                                                                  244,200             356
Lone Star Research, Inc. (USA) (1)(3)(4)                                                            966,793              10


HOTELS, RESTAURANTS & LEISURE  -  5.35%
Extended Stay America, Inc. (USA) (1) (2)                                                         6,190,000          92,417
Mandalay Resort Group (USA)                                                                       1,062,400          42,082
J D Wetherspoon PLC (United Kingdom) (2)                                                         10,644,724          40,754
IHOP Corp. (USA)                                                                                    915,800          30,084
Triarc Companies, Inc., Class B (USA)                                                             1,900,000          19,760
Triarc Companies, Inc., Class A                                                                     950,000           9,566
Cafe de Coral Holdings Ltd. (Hong Kong) (2)                                                      28,192,000          25,847
Aristocrat Leisure Ltd. (Australia)                                                              19,558,157          25,569
Orient-Express Hotels Ltd., Class A (USA) (1)                                                     1,610,000          25,116
William Hill PLC (United Kingdom)                                                                 4,015,000          20,680
P.F. Chang's China Bistro, Inc. (USA) (1)                                                           437,000          19,818
Luminar PLC (United Kingdom)                                                                      2,000,000          15,984
Stanley Leisure PLC (United Kingdom)                                                              2,740,000          15,661
Steak n Shake Co. (USA) (1)                                                                       1,024,750          15,269
City Centre Restaurants PLC (United Kingdom)                                                      7,710,000           9,447
Pinnacle Entertainment, Inc. (USA) (1)                                                            1,000,000           7,000
California Pizza Kitchen, Inc. (USA) (1)                                                            400,000           6,960
Applebee's International, Inc. (USA)                                                                200,000           6,296
Panera Bread Co., Class A (USA) (1)                                                                 150,000           6,144
Greene King PLC (United Kingdom)                                                                    430,000           6,026
O'Charley's Inc. (USA) (1)                                                                          400,000           5,932
Sky City Ltd. (New Zealand)                                                                       1,094,800           5,662


SPECIALTY RETAIL  -  4.51%
Michaels Stores, Inc. (USA)                                                                       2,650,000         108,014
CarMax, Inc. (USA) (1)                                                                            1,800,000          58,788
Big Lots, Inc. (USA) (1)                                                                          2,771,400          43,816
JJB Sports PLC (United Kingdom)                                                                   6,744,080          29,022
Sharper Image Corp. (USA) (1) (2)                                                                   950,000          21,907
Williams-Sonoma, Inc. (USA) (1)                                                                     750,000          20,235
Payless ShoeSource, Inc. (USA) (1)                                                                1,425,000          18,439
Culture Convenience Club Co., Ltd. (Japan)                                                        1,686,100          15,081
KOMERI Co., Ltd. (Japan)                                                                            567,100          14,078
DFS Furniture Co. PLC (United Kingdom)                                                            1,545,300          10,527
Nobia AB (Sweden)                                                                                 1,255,000          10,116
Miller's Retail Ltd. (Australia)                                                                  7,650,000           9,324
Chico's FAS, Inc. (USA) (1)                                                                         235,000           7,200
Lithia Motors, Inc., Class A (USA)                                                                  325,000           6,490
Restoration Hardware, Inc. (USA) (1)                                                                713,000           4,143
Carpetright PLC (United Kingdom)                                                                    307,213           4,017


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.22%
Venture Corp. Ltd. (Singapore)                                                                    7,099,600          82,048
Kingboard Chemical Holdings Ltd. (Hong Kong)(2)                                                  34,662,000          36,702
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1) (2)                                   2,772,000             859
Renishaw PLC (United Kingdom)                                                                     3,630,308          33,597
National Instruments Corp. (USA)                                                                    825,000          33,206
Citizen Electronics Co., Ltd. (Japan)                                                               368,600          27,749
Orbotech Ltd. (Israel) (1)                                                                        1,316,500          26,909
Rogers Corp. (USA) (1) (2)                                                                          856,800          26,578
Vaisala Oyj, Class A (Finland)                                                                      876,095          21,426
Micronic Laser Systems AB (Sweden) (1) (2)                                                        2,638,952          18,888
Littelfuse, Inc. (USA) (1)                                                                          800,000          18,400
Hana Microelectronics PCL (Thailand)                                                              4,991,400          11,730
Hankuk Electric Glass Co., Ltd. (South Korea)                                                       119,810           7,932
TTM Technologies, Inc. (USA) (1)                                                                    450,000           6,426
Jahwa Electronics Co., Ltd. (South Korea)                                                           540,000           3,862


INTERNET SOFTWARE & SERVICES  -  3.80%
DoubleClick Inc. (USA) (1)                                                                        6,514,400          70,160
CNET Networks, Inc. (USA) (1)                                                                     7,000,000          49,560
Ask Jeeves, Inc. (USA) (1)                                                                        2,800,000          48,720
InfoSpace.com, Inc. (USA) (1) (2)                                                                 2,005,000          40,922
RealNetworks, Inc. (USA) (1)                                                                      4,000,000          26,200
Retek Inc. (USA) (1)                                                                              2,500,000          16,875
FindWhat.com (USA) (1)                                                                              900,000          15,552
EarthLink, Inc. (USA) (1)                                                                         1,577,300          12,981
Homestore, Inc. (USA) (1)                                                                         4,600,000          12,742
MatrixOne, Inc. (USA) (1) (2)                                                                     2,500,000          12,325
LookSmart, Ltd. (USA) (1)                                                                         3,000,000           9,420
Autobytel Inc. (USA) (1)                                                                            496,600           4,728
Orbiscom Ltd. (Ireland) (1)(3)(4)                                                                 3,905,874             453
Meet World Trade, Series C, convertible preferred (USA) (1)(3)(4)                                   389,416             362
Muse Prime Software, Inc., Series B, convertible preferred (USA) (1)(2)(3)(4)                     1,770,000             230
ProcurePoint Travel Solutions Inc., Series B, convertible preferred (USA) (1)(3)(4)                 514,933              50



BIOTECHNOLOGY  -  3.26%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                            2,959,400          83,573
IDEXX Laboratories, Inc. (USA) (1)                                                                  869,700          36,954
Neurocrine Biosciences, Inc. (USA) (1)                                                              600,000          29,712
Q-Med AB (Sweden) (1) (2)                                                                         1,610,000          29,691
NPS Pharmaceuticals, Inc. (USA) (1)                                                                 905,900          25,229
ImClone Systems Inc. (USA) (1)                                                                      400,000          15,488
Transkaryotic Therapies, Inc. (USA) (1)                                                           1,208,300          12,627
QIAGEN NV (Netherlands) (1)                                                                       1,176,500          12,494
InterMune Inc. (USA) (1)                                                                            600,000          11,448
OSI Pharmaceuticals, Inc. (USA) (1)                                                                 287,000           9,319
Alkermes, Inc. (USA) (1)                                                                            500,000           6,860
Vical Inc. (USA) (1)                                                                                282,000           1,641
Control Delivery Systems Inc., Series A, convertible preferred (USA) (1)(3) (4)                      55,824             750


COMMERCIAL BANKS  -  2.91%
Pusan Bank (South Korea)(2)                                                                       9,520,500          45,446
Cathay Bancorp, Inc. (USA) (2)                                                                    1,015,000          44,914
Fulton Financial Corp. (USA)                                                                      1,540,350          30,930
Daegu Bank, Ltd. (South Korea)                                                                    6,606,100          27,995
ICICI Bank Ltd. (India)                                                                           5,584,503          24,973
Southwest Bancorporation of Texas, Inc. (USA)                                                       510,000          18,620
Citizens Banking Corp. (USA)                                                                        549,900          14,523
Republic Bancshares Inc. (USA)                                                                      506,400          14,463
Korea Exchange Bank (South Korea) (1)                                                             3,540,140          14,247
Southern Financial Bancorp, Inc. (USA)                                                              240,350           9,465


SOFTWARE  -  2.66%
Novell, Inc. (USA) (1)                                                                           13,658,130          72,798
Creo Inc., USD denominated (Canada) (1) (2)                                                       2,486,000          26,227
Creo Inc.(1) (2)                                                                                    430,000           4,503
Borland Software Corp. (USA) (1)                                                                  2,925,000          26,939
Documentum, Inc. (USA) (1)                                                                        1,000,000          21,310
Manhattan Associates, Inc. (USA) (1)                                                                800,000          20,712
Macromedia, Inc. (USA) (1)                                                                          800,000          19,792
Lawson Software, Inc. (USA) (1)                                                                   1,405,000           9,961
Mentor Graphics Corp. (USA) (1)                                                                     500,000           8,765
Fair Isaac Corp. (formerly Fair, Isaac and Company, Inc.) (USA)                                     100,000           5,896
Jack Henry & Associates, Inc. (USA)                                                                 320,000           5,565
Infoteria Corp. (Japan) (1)(2)(3)(4)                                                                  2,672           1,497
SuSE Linux AG (Germany) (1)(3)(4)                                                                    75,626             290
diCarta (USA) (1)(3)(4)                                                                             103,135             105
Monterey Design Systems Inc. (formerly Monterey Design Systems Inc.,                                100,000              90
    Series E, convertible preferred) (USA) (1)(3)(4)
MMC AS (Norway) (1)(3)(4)                                                                         4,150,000               6
Aspen Technology, Inc., warrants, expire 2007 (USA) (1)(3)(4)                                        84,060               -


HEALTH CARE PROVIDERS & SERVICES  -  2.64%
Rhon-Klinikum AG (Germany)                                                                          863,800          40,114
Rhon-Klinikum AG, nonvoting preferred                                                               561,300          24,560
American Healthways, Inc. (USA) (1) (2)                                                             850,000          35,691
Service Corp. International (USA) (1)                                                             7,000,000          31,990
Centene Corp. (USA) (1)                                                                             812,500          24,692
Odyssey HealthCare, Inc. (USA) (1)                                                                  751,875          22,421
Sonic Healthcare Ltd. (Australia)                                                                 2,615,800          11,951
Ramsay Health Care Ltd. (Australia)                                                               3,450,000          10,219
AMERIGROUP Corp. (USA) (1)                                                                          188,900           8,431
Triad Hospitals, Inc. (USA) (1)                                                                     250,000           7,570
LifePoint Hospitals, Inc. (USA) (1)                                                                 225,000           5,411


PHARMACEUTICALS  -  2.61%
Medicis Pharmaceutical Corp., Class A (USA)                                                       1,055,000          61,823
Recordati SpA (Italy)(2)                                                                          2,652,000          45,796
ICN Pharmaceuticals, Inc. (USA)                                                                   2,400,000          41,184
MGI PHARMA, Inc. (USA) (1)                                                                          600,000          23,556
Inspire Pharmaceuticals, Inc. (USA) (1)                                                           1,250,000          21,500
Penwest Pharmaceuticals Co. (USA) (1)                                                               500,000          10,750
Eon Labs, Inc (USA) (1)                                                                             275,000          10,546
NexMed, Inc. (USA) (1)                                                                            1,100,000           4,455
NexMed, Inc. (1) (3)                                                                                152,355             617
NexMed, Inc., warrants, expire 2004 (1)(3)(4)                                                        30,471              39
Generex Biotechnology Corp., warrants, expire 2005 (USA) (1)(3)(4)                                  164,467               -


OIL & GAS  -  2.49%
Western Oil Sands Inc., Class A (Canada) (1)                                                      1,320,000          26,431
Patina Oil & Gas Corp. (USA)                                                                        660,000          23,918
Quicksilver Resources Inc. (USA) (1)                                                                810,000          19,788
First Calgary Petroleums Ltd., GBP denominated (Canada) (1)                                       4,800,000          15,073
First Calgary Petroleums Ltd. (1)                                                                 1,376,000           4,347
Premcor Inc. (USA) (1)                                                                              778,112          18,029
Encore Acquisition Co. (USA) (1)                                                                    715,000          15,408
Canadian Oil Sands Trust (Canada)                                                                   514,720          14,964
Venture Production Company Ltd.  (United Kingdom) (1) (2)                                         6,500,000          14,256
OPTI Canada Inc., Class C (Canada) (1)(3)(4)                                                      1,099,000          12,429
Sibir Energy PLC (United Kingdom) (1)                                                            35,784,282           9,662
Tullow Oil PLC (Ireland) (1)                                                                      7,734,133           9,618
Tsakos Energy Navigation Ltd. (Norway)                                                              669,500           9,574
Australian Worldwide Exploration Ltd. (Australia) (1)                                            10,000,000           7,694
Penn West Petroleum Ltd. (Canada) (1)                                                               225,000           7,632
InterOil Corp. (Canada) (1)(3)                                                                       81,700           1,990


CHEMICALS  -  1.95%
Millennium Chemicals Inc. (USA)(2)                                                                3,995,000          38,152
Asian Paints (India) Ltd. (India)                                                                 4,789,500          31,797
Cambrex Corp. (USA)(2)                                                                            1,300,000          29,510
Georgia Gulf Corp. (USA)                                                                            800,000          18,680
Hyosung Corp. (South Korea)(2)                                                                    1,773,200          16,682
Ferro Corp. (USA)                                                                                   700,000          14,952
Valspar Corp. (USA)                                                                                 237,000          11,056
Crompton Corp. (USA)                                                                                671,200           3,900


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.84%
ResMed Inc (USA) (1)                                                                                451,000          19,835
ResMed Inc, AUD denominated (1)                                                                     750,000           3,253
Cochlear Ltd. (Australia)                                                                         1,037,000          22,157
Kobayashi Pharmaceutical Co., Ltd. (Japan)                                                          538,200          12,541
Kobayashi Pharmaceutical Co., Ltd. (1) (4) (5)                                                      269,100           6,270
Wilson Greatbatch Technologies, Inc. (USA) (1)                                                      465,800          16,792
Tecan Group Ltd., Mannedorf (Switzerland)                                                           493,242          16,670
Nobel Biocare Holding AG (Switzerland)                                                              168,000          14,656
Coloplast A/S, Class B (Denmark)                                                                    137,000          11,499
Straumann Holding AG (Switzerland)                                                                   74,000           7,747
TriPath Imaging, Inc. (USA) (1)                                                                     886,242           7,710
Aspect Medical Systems, Inc. (USA) (1)                                                              562,000           5,772
Moulin International Holdings Ltd. (Hong Kong)                                                    6,000,000           3,525
Lumenis Ltd. (Israel) (1) (2)                                                                     2,270,000           3,042
MedSource Technologies, Inc. (USA) (1)                                                              400,000           1,996
Vision-Sciences, Inc. (USA) (1)                                                                     984,500           1,713


FOOD PRODUCTS  -  1.81%
Nestle India Ltd. (India)                                                                         3,874,650          49,689
IOI Corp. Bhd. (Malaysia)                                                                        20,000,000          32,368
Lindt & Sprungli AG, participation certificate (Switzerland)                                         19,166          13,929
Lindt & Sprungli AG                                                                                   1,694          12,915
Burns, Philp & Co. Ltd. (Australia) (1)                                                          39,624,066          18,886
Interstate Bakeries Corp. (USA)                                                                     800,000          12,000
DyDo Drinco (Japan)                                                                                 350,000           7,701
Binggrae Co., Ltd. (South Korea)                                                                    495,000           5,519


FOOD & STAPLES RETAILING  -  1.74%
Performance Food Group Co. (USA) (1) (2)                                                          2,935,000         119,484
Cawachi Ltd. (Japan)                                                                                219,000          16,212
Whole Foods Market, Inc. (USA) (1)                                                                  200,000          11,036


BUILDING PRODUCTS  -  1.69%
Uponor Oyj (Finland)                                                                              1,470,050          34,991
Geberit AG (Switzerland)                                                                             65,901          24,497
Noritz Corp. (Japan)                                                                              1,460,000          20,007
Royal Group Technologies Ltd. (Canada) (1)                                                        1,846,000          16,565
Masonite International Corp. (Canada) (1)                                                           635,000          15,018
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                      145,000          12,252
York International Corp. (USA)                                                                      300,000          10,377
Ultraframe PLC (United Kingdom)                                                                   1,575,000           9,041


HOUSEHOLD DURABLES  -  1.67%
Yankee Candle Company, Inc. (USA) (1) (2)                                                         2,769,600          70,569
Ekornes ASA (Norway)(2)                                                                           1,725,598          27,693
Rational AG (Germany)                                                                               272,100          12,652
Palm Harbor Homes, Inc. (USA) (1)                                                                   663,906          11,373
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)                                            1,043,000           8,958
Rinnai Corp. (Japan)                                                                                230,000           5,741
Compass East Industry (Thailand) PCL (Thailand)                                                   9,000,000           4,500


METALS & MINING  -  1.51%
CONSOL Energy Inc. (USA)                                                                          1,000,000          18,580
Wheaton River Minerals Ltd. (Canada) (1)(3)                                                       7,275,500          14,515
Wheaton River Minerals Ltd., warrants, expire 2007 (1)(3)                                         2,379,500           2,294
Wheaton River Minerals Ltd., warrants, expire 2008 (1)(3)                                           441,250             327
First Quantum Minerals Ltd. (Canada) (1)                                                          2,540,000          15,258
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                    26,400,000          14,829
Gabriel Resources Ltd. (Canada) (1)                                                               6,160,000          14,710
Peter Hambro Mining PLC (United Kingdom) (1)                                                      1,726,011          10,611
Hindalco Industries Ltd. (India)                                                                    500,000          10,060
Northern Orion Resources Inc. (Canada) (1)(3)                                                     4,200,000           6,292
Northern Orion Resources Inc., warrants, expires 2008  (1)(3)                                     2,100,000           1,246
Haganas AB, Class B (Sweden)                                                                        260,000           5,449
Thistle Mining Inc. (Canada) (1)                                                                  6,264,309           2,602
Thistle Mining Inc., GBP denominated (1)                                                          4,525,000           1,880
Thistle Mining Inc., warrants, expire 2004 (1)(3)(4)                                                750,000              19
Bema Gold Corp. (Canada) (1)(3)                                                                   1,500,000           3,805
Kenmare Resources PLC (Ireland) (1)                                                               7,200,000           2,165
Kenmare Resources PLC (1)(3)                                                                      2,500,000             752
America Mineral Fields Inc. (Canada) (1)(3)                                                       2,625,000           2,394
Navan Mining PLC (United Kingdom) (1)(2)(4)                                                      13,800,000               0


TRANSPORTATION INFRASTRUCTURE  -  1.44%
Zhejiang Expressway Co. Ltd., Class H (China)                                                    75,000,000          42,371
SembCorp Logistics Ltd. (Singapore)                                                              39,605,200          38,447
Jiangsu Expressway Co. Ltd., Class H (China)                                                     79,250,000          34,027
Anhui Expressway Co. Ltd., Class H (China)                                                       24,000,000           7,051


COMMUNICATIONS EQUIPMENT  -  1.17%
Polycom, Inc. (USA) (1)                                                                           2,950,000          48,999
CIENA Corp. (USA) (1)                                                                             3,900,000          23,049
Ixia (USA) (1)                                                                                    1,305,000          14,119
Brocade Communications Systems, Inc. (USA) (1)                                                    1,470,000           7,673
Cambridge Silicon Radio, Series II, convertible preferred                                         1,512,607           5,037
  (United Kingdom) (1)(3)(4)


THRIFTS & MORTGAGE FINANCE  -  1.15%
Housing Development Finance Corp. Ltd. (India)                                                    2,212,480          24,128
Hudson River Bancorp, Inc. (USA)                                                                    718,100          23,073
Saxon Capital, Inc. (USA) (1)                                                                     1,200,000          20,568
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                              630,000          17,010
IndyMac Bancorp, Inc. (USA)                                                                         550,000          12,743


REAL ESTATE  -  1.08%
Central Pattana Public Co., Ltd. (Thailand)                                                      16,413,400          19,696
Unibail Holding (France)                                                                            222,000          17,484
Corrections Corporation of America (USA) (1)                                                        700,000          17,269
FelCor Lodging Trust Inc. (USA)                                                                   1,300,000          13,468
Ascendas Real Estate Investment Trust (Singapore)                                                12,400,000           7,523
Golden Land Property Development PLC, non-voting                                                 20,000,000           6,800
  depositary receipt (Thailand) (1)
Gladstone Commercial Corp. (USA) (1) (2)                                                            428,000           6,313
Shanghai Real Estate Ltd. (Hong Kong)                                                            33,842,000           2,404

AIRLINES  -  1.04%
WestJet Airlines Ltd. (Canada) (1)                                                                2,866,000          51,649
AMR Corp. (USA) (1)                                                                               3,200,000          36,640


ENERGY EQUIPMENT & SERVICES  -  0.92%
Rowan Companies, Inc. (USA) (1)                                                                     770,600          18,941
China Oilfield Services Ltd., Class H (China)                                                    60,637,100          15,661
Enerflex Systems Ltd. (Canada)                                                                      895,000          11,118
FMC Technologies, Inc. (USA) (1)                                                                    350,000           7,497
Ramco Energy PLC (United Kingdom) (1)                                                             1,140,000           6,914
Newpark Resources, Inc. (USA) (1)                                                                 1,500,000           6,450
Hydril Co. (USA) (1)                                                                                317,500           6,433
Cie. Generale de Geophysique (France) (1)                                                           215,000           4,879


CONSTRUCTION & ENGINEERING  -  0.87%
Daelim Industrial Co., Ltd. (South Korea)                                                         1,536,640          32,393
Hyundai Development Co. (South Korea)                                                             2,600,000          22,422
LG Engineering & Construction Co., Ltd. (South Korea)                                             1,100,000          18,685


CONSTRUCTION MATERIALS  -  0.86%
Associated Cement Companies Ltd. (India)                                                          8,250,000          36,695
Hanil Cement Co., Ltd. (South Korea) (2)                                                            447,000          18,924
Anhui Conch Cement Co. Ltd., Class H (China)                                                     23,000,000          17,078


COMPUTERS & PERIPHERALS  -  0.83%
Hutchinson Technology Inc. (USA) (1) (2)                                                          1,300,000          43,030
High Tech Computer Corp. (Taiwan)                                                                 3,804,960          13,831
Anoto Group AB (Sweden) (1) (2)                                                                   6,623,244           7,602
Opticom ASA (Norway) (1)                                                                            553,600           5,661


INSURANCE  -  0.72%
China Insurance International Holdings Co. Ltd. (Hong Kong)                                      36,408,000          21,861
LG Insurance Co., Ltd. (South Korea)(2)                                                           3,000,000          12,413
Hilb, Rogal and Hamilton Co. (USA)                                                                  355,000          11,019
Euler Hermes SA (France)                                                                            220,051           8,447
First American Corp. (USA)                                                                          300,000           7,470


INTERNET & CATALOG RETAIL  -  0.70%
drugstore.com, inc. (USA) (1)                                                                     2,830,700          21,655
Internet Auction Co. Ltd. (South Korea) (1)                                                         400,000          17,247
1-800-FLOWERS.COM, Inc., Class A (USA) (1)                                                        1,300,000           9,776
Alloy, Inc. (USA) (1)                                                                             1,304,000           7,302
RedEnvelope, Inc. (formerly RedEnvelope, Inc., Series E and F,                                      257,665           3,067
  convertible preferred)(USA)(1)(3)(4)



BEVERAGES  -  0.67%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)                                            2,160,000,000          25,719
Cott Corp. (Canada) (1)                                                                           1,080,000          25,246
Robert Mondavi Corp., Class A (USA) (1)                                                             193,200           5,985


WIRELESS TELECOMMUNICATION SERVICES  -  0.61%
GLOBE TELECOM, Inc. (Philippines)                                                                 1,127,500          14,294
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                            1,132,400          10,633
Tele Celular Sul Participacoes SA, ordinary nominative                                        2,247,692,036           1,675
Nextel Partners, Inc., Class A (USA) (1)                                                          1,400,000          10,990
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                         401,700           8,114
Mobistar NV (Belgium) (1)                                                                           102,500           5,165
Total Access Communication PCL (Thailand) (1)                                                       667,700           1,008


IT SERVICES  -  0.60%
Baycorp Advantage Ltd. (Australia)(1)(2)                                                         13,892,100          21,567
Teleca AB, Class B (Sweden)                                                                       2,893,241          16,939
iPayment, Inc. (USA) (1)                                                                            300,000           6,828
Titan Corp. (USA) (1)                                                                               273,400           5,698


MACHINERY  -  0.58%
Cummins Inc. (USA)                                                                                  400,000          17,772
Kaulin Manufacturing Co. Ltd. (Taiwan)                                                            4,915,000           7,876
Seco Tools AB, Class B (Sweden)                                                                     225,000           7,472
ZENON Environmental Inc. (Canada) (1)                                                               575,000           6,652
Spirax-Sarco Engineering PLC (United Kingdom)                                                       500,000           4,520
Munters AB (Sweden)                                                                                 130,000           2,817
LTG Technologies PLC (United Kingdom) (1) (2)                                                    17,785,714           2,308



TEXTILES, APPAREL & LUXURY GOODS  -  0.57%
Phillips-Van Heusen Corp. (USA)                                                                   1,300,000          19,513
Columbia Sportswear Co. (USA) (1)                                                                   250,000          13,188
Cheil Industries Inc. (South Korea)                                                                 750,000           8,395
Nien Hsing Textile Co., Ltd. (Taiwan)                                                             7,000,000           7,104


DIVERSIFIED FINANCIAL SERVICES  -  0.50%
GATX Corp. (USA)                                                                                    950,000          20,093
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                 5,554,000          11,834
TSX Group Inc. (Canada)                                                                             437,200          10,538



TRADING COMPANIES & DISTRIBUTORS  -  0.47%
MSC Industrial Direct Co., Inc., Class A (USA)                                                      992,500          20,694
Hughes Supply, Inc. (USA)                                                                           575,000          18,659


CONTAINERS & PACKAGING  -  0.39%
Owens-Illinois, Inc. (USA) (1)                                                                    1,650,000          18,843
Hung Hing Printing Group Ltd. (Hong Kong)                                                        17,199,000          14,214


GAS UTILITIES  -  0.35%
Xinao Gas Holdings Ltd. (Hong Kong) (1) (2)                                                      37,300,000          17,581
International Energy Group Ltd. (United Kingdom)(2)                                               4,640,000          11,950


ELECTRICAL EQUIPMENT  -  0.35%
BYD Co. Ltd., Class H (China)                                                                     4,000,000           9,917
Bharat Heavy Electricals Ltd. (India)                                                               852,700           7,523
Korea Electric Terminal Co., Ltd. (South Korea)                                                     350,000           6,052
Gamesa Corporacion Technologica, SA  (Spain) (1)                                                    143,000           3,417
Moatech Co., Ltd. (South Korea)                                                                     266,000           2,526


AUTO COMPONENTS  -  0.33%
Cheng Shin Rubber (Xiamen) Ind., Ltd. (Taiwan)                                                   18,750,000          24,091
Nokian Renkaat Oyj (Finland)                                                                         60,000           3,661


PAPER & FOREST PRODUCTS  -  0.28%
M-real Oyj, Class B (Finland)                                                                     2,610,000          23,815


ROAD & RAIL  -  0.27%
Container Corp. of India Ltd. (India)                                                             2,033,457          22,536


OTHER  -  1.73%
WD-40 Co. (USA)                                                                                     640,900          20,310
MEDION AG (Germany)                                                                                 476,600          18,713
American Capital Strategies, Ltd. (USA)                                                             600,000          14,916
Grasim Industries Ltd. (India)                                                                      951,284          13,860
Cleco Corp. (USA)                                                                                   700,000          11,438
Warehouse Group Ltd. (New Zealand)                                                                3,150,000          10,335
Perusahaan Perseroan (Persero) PT Indonesian Satellite                                              850,000           9,605
   Corp. Tbk (ADR) (Indonesia)
Wilh. Wilhelmsen ASA, Class A (Norway)                                                              399,800           8,403
Zebra Technologies Corp., Class A (USA)(1)                                                          135,000           6,962
JCG Holdings Ltd. (Hong Kong)                                                                     7,990,000           5,726
Engineered Support Systems, Inc. (USA)                                                               91,700           5,548
TECMO, Ltd. (Japan)                                                                                 450,000           4,440
China Shipping Development Co. Ltd., Class H (China)                                              8,142,000           3,995
Wan Hai Lines Ltd. (Taiwan)                                                                       4,247,600           3,832
Maruti Udyog Ltd. (India) (1)                                                                       750,000           3,814
Hero Honda Motors Ltd. (India)                                                                      500,000           3,375
Cogent Communications, Inc., Series C, convertible preferred (USA) (1)(3)(4)                      4,973,129             486
Cogent Communications, Inc., Series B, convertible preferred  (1)(3)(4)                           1,098,901             139
Multiplex, Inc., Series C, convertible preferred (USA) (1)(3)(4)                                  1,358,696             223


Miscellaneous  -  4.99%
Other equity securities in initial period of acquisition                                                            422,029

Total equity securities (cost: $6,604,536,000)                                                                    7,777,879


                                                                                                   Principal        Market
                                                                                                     amount          value
Short-term securities                                                                                 (000)          (000)

Corporate short-term notes  -  6.78%
Spintab AB (Swedmortgage) 1.06%-1.07% due 11/21-12/11/2003                                          $50,100         $50,002
BMW U.S. Capital Corp. 1.04% due 10/21/2003                                                          50,000          49,970
Toyota Motor Credit Corp. 1.05% due 10/10-11/6/2003 (3)                                              50,000          49,967
Shell Finance (U.K.) 1.04% PLC due 11/7/2003                                                         29,600          29,567
Shell Finance (U.K.) 1.01% PLC due 10/1/2003 (3)                                                     20,400          20,399
American Honda Finance Corp. 1.03%-1.04% due 10/22-10/28/2003                                        50,000          49,963
Aventis S.A. 1.05%-1.07% due 10/20-12/5/2003 (3)                                                     50,000          49,924
Rabobank Nederland NV 1.05% due 12/16/2003                                                           50,000          49,887
Nestle Capital Corp 1.04% due 10/15/2003 (3)                                                         28,600          28,587
Electricite de France 1.03% due 10/7/2003                                                            25,000          24,995
Rio Tinto PLC 1.05%-1.06% due 10/7-10/8/2003 (3)                                                     25,000          24,994
Dexia Delaware 1.04% LLC due 10/22/2003                                                              25,000          24,984
Gaz de France 1.04% due 11/4/2003                                                                    25,000          24,975
Bank of Ireland 1.07% due 11/5/2003 (3)                                                              25,000          24,973
Credit Lyonnais N.A. Inc. 1.04% due 10/16/2003                                                       24,700          24,689
ANZ (Delaware) Inc. 1.01% due 10/6/2003                                                              22,600          22,596
Stadshypotek Delaware Inc. 1.08% due 10/14/2003 (3)                                                  22,500          22,491


Certificates of deposit  -  0.89%
Royal Bank of Scotland PLC 1.07%-1.08% due 11/5-12/17/2003                                           50,000          50,000
Svenska Handelsbanken Inc. 1.07% due 11/26/2003                                                      25,000          25,000


U.S. Treasuries  -  0.49%
U.S. Treasury Bills 0.85%-0.935% due 10/9-11/20/2003                                                 41,250          41,210



Total short-term securities (cost: $689,177,000)                                                                    689,173

Total investment securities (cost: $7,293,713,000)                                                                8,467,052

New Taiwanese Dollar (cost: $4,244,000)                                                          NT$141,073           4,186

Other assets less liabilities                                                                                       (18,273)

Net assets                                                                                                       $8,452,965



(1)  Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5)  This security has been authorized but has not yet been issued.

ADR = American Depositary Receipts
PDR = Philippine Depositary Receipts

The  descriptions of the companies  shown in the portfolio,  which were obtained
from  published  reports  and  other  sources  believed  to  be  reliable,   are
supplemental and are not covered by the Independent Auditors' Report.

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MARCH 31, 2003

Alkermes
American Mineral Fields
AMR
ASE Test
Ask Jeeves
Australian Worldwide Exploration
Autobytel
Axcelis Technologies
Bema Gold
Bharat Heavy Electricals
Binggrae
Borland Software
Brinks
Brocade Communications Systems
Brooks Automation
California Pizza Kitchen
Carpetright
Catalina Marketing
Cathay Bancorp
Cheng Shin Rubber (Xiamen) Ind.
China Insurance International Holdings
China Oilfield Services
China Shipping Development
Cie. Generale de Geophysique
Cleco
CNET Networks
Cochlear
Compass East Industry (Thailand)
CONSOL Energy
Container Corp. of India
Corrections Corporation of America
Documentum
Downer EDI
drugstore.com
EMI Group
Engineered Support Systems
Fairchild Semiconductor International
FelCor Lodging Trust
FindWhat.com
First Calgary Petroleums
GATX
Gladstone Commercial
Golden Land Property Development
Grasim Industries
Greene King
GWR Group
Hanil Cement
Hero Honda Motors
Hindalco Industries
Hughes Supply
ICN Pharmaceuticals
IHOP
IndyMac Bancorp
InfoSpace.com
InterOil
Interstate Bakeries
iPayment
Jack Henry & Associates
Jahwa Electronics
Kaulin Manufacturing
Kelly Services
Kenmare Resources
Korea Electric Terminal
Lawson Software
LG Insurance
LookSmart
Manhattan Associates
Maruti Udyog
Masonite International
MatrixOne
MGI PHARMA
Millennium Chemicals
Moatech
Moulin International Holdings
Nextel Partners
Nien Hsing Textile
Nokian Renkaat
Northern Orion Resources
O'Charley's
OPTI Canada
Owens-Illinois
Patina Oil & Gas
Penwest Pharmaceuticals
Portfolio Recovery Associates
QIAGEN
Quicksilver Resources
RealNetworks
Retek
Royal Group Technologies
Seco Tools
Sonic Healthcare
Southwest Bancorporation of Texas
Stanley Leisure
Straumann Holding
Tecan Group
Total Access Communication
TSX Group
TTM Technologies
United Rentals
Valassis Communications
Varian Semiconductor Equipment Associates
Wan Hai Lines
Warehouse Group
Wilh. Wilhelmsen
Zee Telefilms


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MARCH 31, 2003

Accton Technology
AFC Enterprises
Ameristar Casinos
Arthur J. Gallagher
Ashtead Group
Avigen
Bally Total Fitness Holding
Barnes & Noble
Bonavista Petroleum
Business Objects
Cadence Design Systems
Cadiz
Cairn Energy
Caliper Technologies
Career Education
Centerpulse
Cheil Communications
CIMA LABS
Claire's Stores
Continental Airlines
Cooper Companies
dELiA*s
Digitas
E-LOAN
Emmis Communications
Everlight Chemical Industrial
Fairmont Hotels & Resorts
Fidelity National Information Solutions
Fitness First
Genetronics Biomedical
Gray Television
Groupe
Gunnebo
Highpoint Telecommunications
ICON
Incisive Media
Integrated Production and Test Engineering
International Game Technology
Ivanhoe Energy
J.D. Edwards
Korea Gas
KOSE
Kyowa Exeo
Leefung-Asco Printers Holdings
LendingTree
Mandarin Oriental International
Melexis
Mercury Computer Systems
Microlife
M.I.M. Holdings
Neptune Orient Lines
NetRatings
Neurobiological Technologies
New Focus
Newhall Land and Farming
99 Cents Only Stores
Novus Petroleum
Oil Search
OM Group
OPNET Technologies
Overstock.com
Overture Services
Pacific Northwest Bancorp
Paladin Resources
Philadelphia Consolidated Holding
Pogo Producing
PT Indofood Sukses Makmur
Radio One
Reinsurance Group of America
Robert Walters
Scios
Sealed Air
SGL Carbon
Sindo Ricoh
Sixt
Software
Solutia
Sumitomo Forestry
SwitchCore
TECHNE
Test-Rite International
Texwinca Holdings
Transgenomic
Ubizen
UMB Financial
Urologix
Vail Resorts
Verisity
Village Roadshow
Western Gas Resources
Westwood One
YM BioSciences
Zenith National Insurance



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2003

                     (dollars and shares in thousands, except per-share amounts)
ASSETS:
 Investment securities at market:
   Unaffiliated issuers (cost: $5,862,992)         $6,936,719
   Affiliated issuers (cost: $1,430,721)            1,530,333       $8,467,052
 Cash denominated in non-U.S. currencies
   (cost: $4,244)                                                        4,186
 Cash                                                                    1,828
 Receivables for:
   Sales of investments                                44,211
   Sales of fund's shares                              15,555
   Dividends and interest                               7,617           67,383
                                                                     8,540,449
LIABILITIES:
 Payables for:
   Purchases of investments                            64,433
   Repurchases of fund's shares                        10,797
  Investment advisory services                          4,735
   Services provided by affiliates                      2,800
   Deferred Directors' compensation                       643
   Other fees and expenses                              4,076           87,484
NET ASSETS AT SEPTEMBER 30, 2003                                    $8,452,965

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                         $9,720,727
 Accumulated net investment loss                                       (20,150)
 Accumulated net realized loss                                      (2,417,417)
 Net unrealized appreciation                                         1,169,805
NET ASSETS AT SEPTEMBER 30, 2003                                    $8,452,965

TOTAL AUTHORIZED CAPITAL STOCK - 800,000 SHARES,$0.01 PAR VALUE

                                                  Shares          Net asset
                              Net assets        outstanding    value per share

Class A                       $7,832,765           337,370        $23.22
Class B                          201,222             8,905        22.60
Class C                          124,337             5,517        22.54
Class F                           56,950             2,459        23.16
Class 529-A                       42,457             1,827        23.24
Class 529-B                       10,214               446        22.88
Class 529-C                       19,479               851        22.89
Class 529-E                        2,636               114        23.09
Class 529-F                        2,852               123        23.20
Class R-1                          2,026                88        23.00
Class R-2                         45,889             1,995        23.00
Class R-3                         30,407             1,315        23.12
Class R-4                         10,018               431        23.22
Class R-5                         71,713             3,074        23.33

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $24.64 and $24.66, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS for the year ended September 30, 2003
                                                         (dollars in thousands)
INVESTMENT INCOME:
 Income:
   Interest                                            $9,415
   Dividends (net of non-U.S. withholding
            tax of $6,438; also includes
            $11,736 from affiliates)                   68,468          $77,883

 Fees and expenses:
   Investment advisory services                        47,110
   Distribution services                               19,309
   Transfer agent services                             12,655
   Administrative services                                754
   Reports to shareholders                                571
   Registration statement and prospectus                  269
   Postage, stationery and supplies                     1,458
   Directors' compensation                                293
   Auditing and legal                                     250
   Custodian                                            1,550
   State and local taxes                                  182
   Other                                                  124
   Total expenses before reimbursement                 84,525
   Reimbursement of expenses                              165           84,360
 Net investment loss                                                    (6,477)

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
   Investments (including $232,441                   (246,930)
net loss from affiliates)
   Non-U.S. currency transactions                        (456)        (247,386)
 Net unrealized appreciation (depreciation) on:
   Investments                                      2,282,537
   Non-U.S. currency translations                      (3,455)       2,279,082
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                             2,031,696
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                    $2,025,219




STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                         Year ended September 30
                                                             2003        2002
OPERATIONS:
 Net investment loss                                      $ (6,477)   $ (27,698)
 Net realized loss on investments and
   non-U.S. currency transactions                         (247,386)  (1,019,399)
 Net unrealized appreciation
   on investments and non-U.S. currency translations     2,279,082      682,878
   Net increase (decrease) in net assets
   resulting from operations                             2,025,219     (364,219)

DIVIDENDS PAID TO SHAREHOLDERS                                   -      (14,969)
FROM NET INVESTMENT INCOME

CAPITAL SHARE TRANSACTIONS                                (136,746)    (431,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,888,473     (810,929)

NET ASSETS:
 Beginning of year                                       6,564,492    7,375,421
 End of year (including accumulated
   net investment loss: $20,150 and $51,687,
   respectively)                                        $8,452,965   $6,564,492

See Notes to Financial Statements


Notes to financial statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


-------------------------------------------------------------------------------------------------------
                                                Contingent deferred
Share class             Initial sales            sales charge upon
                           charge                    redemption                  Conversion feature
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes A and 529-A      Up to 5.75%           None (except 1% for certain       None
                                               redemptions within one year
                                               of purchase without an initial
                                               sales charge)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes B and 529-B      None                  Declines from 5% to zero for      Classes B and 529-B
                                               redemptions within six years      convert to classes A
                                               of purchase                       and 529-A, respectively,
                                                                                 after eight years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class C                  None                   1% for redemptions within one    Class C converts to
                                                year of purchase                 Class F after 10 years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class 529-C              None                   1% for redemptions within one     None
                                                year of purchase
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class 529-E              None                   None                              None
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes F and 529-F      None                   None                              None
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,   None                   None                              None
    R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2003, non-U.S. taxes paid on realized gains were $17,000. As of September 30, 2003, non-U.S. taxes provided on unrealized gains were $3,828,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September, 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $7,328,776,000.

During the year ended September 30, 2003, the fund reclassified $15,000,000 from additional paid-in capital and $23,014,000 from net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income and currency gains                $10,941
Loss deferrals related to non-U.S. currency that were
 realized during the period November 1, 2002 through
 September 30, 2003                                                      (109)
Short-term and long-term capital loss deferrals                    (2,416,937)
Gross unrealized appreciation on investment securities              1,815,625
Gross unrealized depreciation on investment securities               (673,163)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $53,865,000, $1,186,404,000 and $1,122,269,000 expiring in
2009, 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $54,399,000 that were realized during the period November 1, 2002 through September 30, 2003.

No distributions were paid to shareholders during the year ended September 30, 2003. For the year ended September 30, 2002 distributions paid to shareholders from net investment income and currency gains were $14,919,000 for Class A, $6,000 for Class C and $44,000 for Class F, totaling $14,969,000 as shown in the accompanying financial statements.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the year ended September 30, 2003, the investment advisory services fee was $47,110,000, which was equivalent to an annualized rate of 0.677% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

----------------------------------------------------------------------------
Share class                        Currently approved limits     Plan limits
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A                                   0.30%                     0.30%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class 529-A                                0.30                     0.50
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes B and 529-B                        1.00                     1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes C, 529-C and R-1                   1.00                     1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class R-2                                  0.75                     1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes 529-E and R-3                      0.50                     0.75
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes F, 529-F and R-4                   0.25                     0.50
----------------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended September 30, 2003, were as follows (dollars in thousands):



--------------------------------------------------------------------------------------------------------------
                                                                    Administrative services

                                                  ------------------------------------------------------------
                                                                                           Commonwealth of
                                                         CRMC                                 Virginia
                  Distribution    Transfer agent    administrative     Transfer agent      administrative
   Share class      services         services          services          services            services
--------------------------------------------------------------------------------------------------------------
    Class A         $16,513          $12,328        Not applicable     Not applicable       Not applicable
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Class B          1,457             327          Not applicable     Not applicable       Not applicable
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Class C            799          Included             $120                $63            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Class F             88          Included               53                 18            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-A           21          Included               39                  9                 $26
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-B           60          Included                9                  6                   6
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-C          118          Included               18                  9                  12
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-E            8          Included                2                  1                   1
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-F            3          Included                2                  -*                  2
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-1             8          Included                1                  4            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-2           149          Included               30                192            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-3            70          Included               21                 40            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-4            15          Included                9                  2            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable     Included               57                  2            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Total         $19,309          $12,655              $361               $346                 $47
----------------==============================================================================================
 * Amount less than one thousand.


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $186,000 in current fees (either paid in cash or deferred) and a net increase of $107,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.  CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

YEAR ENDED SEPTEMBER 30, 2003

                                    SALES(2)        REINVESTMENTS OF DIVIDENDS
SHARE CLASS(1)                 AMOUNT     SHARES       AMOUNT   SHARES

Class A                    $ 1,130,418    58,444          -       -
Class B                         62,773     3,257          -       -
Class C                         86,227     4,503          -       -
Class F                         48,187     2,475          -       -
Class 529-A                     19,948     1,027          -       -
Class 529-B                      5,233       272          -       -
Class 529-C                      9,480       494          -       -
Class 529-E                      1,507        79          -       -
Class 529-F                      2,385       124          -       -
Class R-1                        1,936        98          -       -
Class R-2                       43,636     2,264          -       -
Class R-3                       30,982     1,612          -       -
Class R-4                       11,864       641          -       -
Class R-5                       11,090       544          -       -
Total net increase
   (decrease)              $ 1,465,666    75,834          -       -


                           REPURCHASES(2)         NET (DECREASE) INCREASE
SHARE CLASS(1)         AMOUNT           SHARES     AMOUNT         SHARES

Class A                $(1,479,092)    (79,492)   $ (348,674)    (21,048)
Class B                    (23,085)     (1,233)       39,688       2,024
Class C                    (42,533)     (2,269)       43,694       2,234
Class F                    (26,459)     (1,397)       21,728       1,078
Class 529-A                 (1,191)        (64)       18,757         963
Class 529-B                   (178)        (10)        5,055         262
Class 529-C                   (419)        (22)        9,061         472
Class 529-E                    (75)         (3)        1,432          76
Class 529-F                    (27)         (1)        2,358         123
Class R-1                     (211)        (11)        1,725          87
Class R-2                   (7,789)       (404)       35,847       1,860
Class R-3                   (8,304)       (433)       22,678       1,179
Class R-4                   (3,997)       (211)        7,867         430
Class R-5                   (9,052)       (467)        2,038          77
Total net increase
   (decrease)          $(1,602,412)    (86,017)   $ (136,746)    (10,183)


YEAR ENDED SEPTEMBER 30, 2002
                                    SALES(2)        REINVESTMENTS OF DIVIDENDS
SHARE CLASS(1)                 AMOUNT     SHARES        AMOUNT  SHARES

Class A                    $ 1,421,738    66,536    $ 14,140     631
Class B                         67,429     3,183           -       -
Class C                         83,268     4,003           6     - *
Class F                         46,726     2,199          38       2
Class 529-A                     18,779       875           -       -
Class 529-B                      3,915       185           -       -
Class 529-C                      8,196       384           -       -
Class 529-E                        798        38           -       -
Class 529-F                          1       - *           -       -
Class R-1                           21         1           -       -
Class R-2                        2,903       157           -       -
Class R-3                        2,790       154           -       -
Class R-4                           14         1           -       -
Class R-5                       70,305     3,177           -       -
Total net increase
   (decrease)              $ 1,726,883    80,893    $ 14,184     633


                           REPURCHASES(2)         NET (DECREASE) INCREASE
SHARE CLASS(1)         AMOUNT           SHARES     AMOUNT         SHARES

Class A                $(2,088,680)    (98,892)   $ (652,802)    (31,725)
Class B                    (20,798)     (1,007)       46,631       2,176
Class C                    (32,956)     (1,644)       50,318       2,359
Class F                    (25,762)     (1,219)       21,002         982
Class 529-A                   (214)        (11)       18,565         864
Class 529-B                    (16)         (1)        3,899         184
Class 529-C                    (94)         (5)        8,102         379
Class 529-E                    - *         - *           798          38
Class 529-F                      -           -             1         - *
Class R-1                      - *         - *            21           1
Class R-2                     (390)        (22)        2,513         135
Class R-3                     (328)        (18)        2,462         136
Class R-4                        -           -            14           1
Class R-5                   (3,570)       (180)       66,735       2,997
Total net increase
   (decrease)          $(2,172,808)   (102,999)   $ (431,741)    (21,473)

* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2)  Includes exchanges between share classes of the fund.



6.  RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $286,529,000, which represented 3.39% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,135,162,000 and $3,437,624,000 respectively, during the year ended September 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $1,550,000 included $9,000 that was offset by this reduction, rather than paid in cash.

8.  TRANSACTIONS WITH AFFILIATES

If the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, that issuer is considered to be an affiliated issuer, as defined under the Investment Company Act of 1940. A summary of the fund's transactions in the securities of affiliated issuers during the year ended September 30, 2003 is as follows:


                                                                                                           Market
                                                                                                          Value of
                                                                                              Dividend   Affiliates
                                       Beginning                                    Ending     Income    at 9/30/03
Company                                 Shares     Purchases         Sales          Shares      (000)      (000)

Aldata Solution(1)                    4,237,300            -       4,237,300              -       $ -          $ -
Alphameric(1)                         6,625,000            -       6,625,000              -         -            -
alphyra group(1)                      1,848,200            -       1,848,200              -         -            -
American Healthways                     900,000       90,000         140,000        850,000         -       35,691
Anoto Group                           9,934,866    1,655,811       4,967,433      6,623,244         -        7,602
ASM International                     2,746,800      372,300               -      3,119,100         -       46,007
Aspect Medical Systems(1)             1,137,000            -         575,000        562,000         -            -
Baycorp Advantage                    13,892,100            -               -     13,892,100         -       21,567
BKN International(1)                    500,000            -         255,800        244,200         -            -
Cadiz(1)                              2,300,000            -       2,300,000              -         -            -
Cafe de Coral Holdings               28,192,000            -               -     28,192,000       882       25,847
Cambrex                               1,300,000            -               -      1,300,000       156       29,510
Cathay Bancorp                                -    1,015,000               -      1,015,000       190       44,914
Centene(1)                              650,000      362,500         200,000        812,500         -            -
Cheil Communications(1)                 298,000            -         298,000              -       416            -
Clear Media                          24,950,000    7,629,000               -     32,579,000         -       18,826
Creo                                  1,000,000    1,916,000               -      2,916,000         -       30,730
Cymer                                   400,000    1,700,000         100,000      2,000,000         -       82,400
Daelim Industrial(1)                  2,425,000      256,640       1,145,000      1,536,640     1,058            -
dELiA*s(1)                            2,750,000            -       2,750,000              -         -            -
Downer EDI                                    -   51,045,208               -     51,045,208       718       30,238
EarthLink(1)                          7,531,700    1,000,000       6,954,400      1,577,300         -            -
Education Management(1)               1,825,000       75,000         400,000      1,500,000         -            -
Ekornes                               2,230,000            -         504,402      1,725,598     1,283       27,693
E-LOAN(1)                                     -    3,160,850       3,160,850              -         -            -
Extended Stay America                 6,190,000            -               -      6,190,000         -       92,417
First Quantum Minerals(1)             2,540,000            -               -      2,540,000         -            -
Fitness First(1)                      6,662,500      850,000       7,512,500              -         -            -
Gabriel Resources(1)                  6,160,000            -               -      6,160,000         -            -
Gladstone Commercial                          -      428,000               -        428,000         -        6,313
Hana Microelectronics(1)              8,649,400            -       3,658,000      4,991,400       758            -
Hanil Cement                                  -      447,000               -        447,000         -       18,924
Hilb, Rogal and Hamilton(1)           1,780,000      150,000       1,575,000        355,000       497            -
HiQ International(1)                  2,415,500            -       2,415,500              -         -            -
Hutchinson Technology                         -    1,300,000               -      1,300,000         -       43,030
Hyosung                               1,720,000      368,200         315,000      1,773,200       119       16,682
Imagistics International(1)           1,001,100            -         305,000        696,100         -            -
Informatics Holdings                 16,065,000            -               -     16,065,000       107        7,148
InfoSpace.com                                 -    2,005,000               -      2,005,000         -       40,922
Infoteria                                 2,672            -               -          2,672         -        1,497
Integrated Defense Technologies(1)      996,300            -         996,300              -         -            -
International Energy Group            4,640,000            -               -      4,640,000       396       11,950
Internet Auction(1)                     677,443            -         277,443        400,000         -            -
J D Wetherspoon                      11,385,616    1,024,763       1,765,655     10,644,724       211       40,754
KEC                                     391,040      132,500               -        523,540       521       16,919
Kingboard Chemical Holdings          35,042,000    2,392,000               -     37,434,000       414       37,561
LG Insurance                                  -    3,000,000               -      3,000,000         -       12,413
Lions Gate Entertainment              2,803,500    1,000,000               -      3,803,500         -       11,317
LTG Technologies                     17,785,714            -               -     17,785,714         -        2,308
Lumenis                               2,270,000            -               -      2,270,000         -        3,042
Mandarin Oriental International(1)   53,000,000            -      53,000,000              -         -            -
MatrixOne                             1,500,000    2,500,000       1,500,000      2,500,000         -       12,325
Mercury Computer Systems(1)           1,435,700            -       1,435,700              -         -            -
Micrel                                1,750,000    3,017,112               -      4,767,112         -       58,111
Micronic Laser Systems                1,319,476    1,319,476               -      2,638,952         -       18,888
Millennium Chemicals                          -    3,995,000               -      3,995,000       148       38,152
Muse Prime Software                   1,770,000            -               -      1,770,000         -          230
Navan Mining                         13,800,000            -               -     13,800,000         -            -
OPNET Technologies(1)                 1,045,500            -       1,045,500              -         -            -
O2Micro International(1)              2,150,000      911,700       1,302,200      1,759,500         -            -
Paladin Resources(1)                 16,083,990    4,026,693      20,110,683              -       317            -
PDF Solutions                                 -    2,100,000         600,000      1,500,000         -       16,875
Performance Food Group                2,920,000       15,000               -      2,935,000         -      119,484
P4 Radio Hele Norge(1)                1,648,000            -       1,648,000              -         -            -
Province Healthcare(1)                3,095,000            -       3,095,000              -         -            -
PSD Group(1)                          1,628,000            -       1,628,000              -         -            -
Pusan Bank                            3,690,000    5,830,500               -      9,520,500       982       45,446
Q-Med                                 1,610,000            -               -      1,610,000         -       29,691
Recordati                             2,256,000      396,000               -      2,652,000       918       45,796
Redenvelope(1)                        3,543,805      257,665       3,543,805        257,665         -            -
Robert Walters(1)                     5,000,000            -       5,000,000              -       169            -
Rogers                                  956,800            -         100,000        856,800         -       26,578
Sanctuary Group                      19,470,839            -               -     19,470,839       108       15,528
SBS Broadcasting                      1,800,000            -               -      1,800,000         -       44,784
School Specialty                      1,080,000       50,000               -      1,130,000         -       31,877
Semtech1                              1,350,000    2,800,000       2,150,000      2,000,000         -            -
Sharper Image                           775,000      175,000               -        950,000         -       21,907
S1                                    1,670,000      420,000               -      2,090,000       254       40,507
Steak n Shake(1)                      1,699,150            -         674,400      1,024,750         -            -
Sylvan Learning Systems               2,620,000      129,516         160,000      2,589,516         -       70,642
Techem AG                             1,567,335       35,965         190,000      1,413,300         -       24,356
Telelogic(1)                         12,452,500            -      12,452,500              -         -            -
Transgenomic(1)                       1,525,000            -       1,525,000              -         -            -
Urologix(1)                             900,000            -         900,000              -         -            -
Venture Production                    6,021,600      478,400               -      6,500,000         -       14,256
Western Oil Sands(1)                  3,278,333            -       1,958,333      1,320,000         -            -
Woongjin.com(1)                       1,956,980            -         891,830      1,065,150       170            -
Xinao Gas Holdings                   37,300,000            -               -     37,300,000         -       17,581
Yankee Candle                           800,000    1,969,600               -      2,769,600         -       70,569
Zeevo                                 1,587,301      398,564               -      1,985,865         5        1,320
Zenith National Insurance(1)          1,050,000      165,000       1,215,000              -       939            -
ZOOTS                                12,582,994        3,919               -     12,586,913         -        1,208
                                                                                              $11,736   $1,530,333
(1)  Unaffiliated issuer at 09/30/2003


FINANCIAL HIGHLIGHTS (1)

                                                         Income (loss) from investment operations(2)
                                                                             Net
                                           Net asset                      gains(losses)
                                            value,         Net            on securities      Total from
                                           beginning     investment       (both realized     investment
                                           of period    (loss) income     and unrealized)    operations
CLASS A:
 Year ended 9/30/2003                       $17.53       $(.01)              $5.70              $5.69
 Year ended 9/30/2002                        18.62        (.07)               (.98)             (1.05)
 Year ended 9/30/2001                        40.24          -   (3)         (16.33)            (16.33)
 Year ended 9/30/2000                        29.57          -   (3)          11.29              11.29
 Year ended 9/30/1999                        22.14         .03                8.78               8.81
CLASS B:
 Year ended 9/30/2003                        17.20        (.16)               5.56               5.40
 Year ended 9/30/2002                        18.38        (.23)               (.95)             (1.18)
 Year ended 9/30/2001                        40.08        (.21)             (16.20)            (16.41)
 Period from 3/15/2000 to 9/30/2000          47.11        (.12)              (6.91)             (7.03)
CLASS C:
 Year ended 9/30/2003                        17.15        (.16)               5.55               5.39
 Year ended 9/30/2002                        18.33        (.22)               (.95)             (1.17)
 Period from 3/15/2001 to 9/30/2001          23.06        (.16)              (4.57)             (4.73)
CLASS F:
 Year ended 9/30/2003                        17.48        (.01)               5.69               5.68
 Year ended 9/30/2002                        18.60        (.07)               (.98)             (1.05)
 Period from 3/15/2001 to 9/30/2001          23.27        (.03)              (4.64)             (4.67)
CLASS 529-A:
 Year ended 9/30/2003                        17.53         .01                5.70               5.71
 Period from 2/19/2002 to 9/30/2002          21.68        (.03)              (4.12)             (4.15)
CLASS 529-B:
 Year ended 9/30/2003                        17.43        (.19)               5.64               5.45
 Period from 2/20/2002 to 9/30/2002          21.82        (.14)              (4.25)             (4.39)
CLASS 529-C:
 Year ended 9/30/2003                        17.44        (.18)               5.63               5.45
 Period from 2/20/2002 to 9/30/2002          21.82        (.14)              (4.24)             (4.38)
CLASS 529-E:
 Year ended 9/30/2003                        17.50        (.07)               5.66               5.59
 Period from 3/15/2002 to 9/30/2002          23.21        (.06)              (5.65)             (5.71)
CLASS 529-F:
 Year ended 9/30/2003                        17.53        (.02)               5.69               5.67
 Period from 9/17/2002 to 9/30/2002          18.24          -   (3)           (.71)              (.71)
CLASS R-1:
 Year ended 9/30/2003                        17.49        (.16)               5.67               5.51
 Period from 6/19/2002 to 9/30/2002          21.60        (.04)              (4.07)             (4.11)
CLASS R-2:
 Year ended 9/30/2003                        17.49        (.15)               5.66               5.51
 Period from 5/31/2002 to 9/30/2002          22.62        (.05)              (5.08)             (5.13)
CLASS R-3:
 Year ended 9/30/2003                        17.51        (.07)               5.68               5.61
 Period from 6/20/2002 to 9/30/2002          21.43        (.02)              (3.90)             (3.92)
CLASS R-4:
 Year ended 9/30/2003                        17.53          -   (3)           5.69               5.69
 Period from 7/24/2002 to 9/30/2002          18.55        (.01)              (1.01)             (1.02)
CLASS R-5:
 Year ended 9/30/2003                        17.55         .05                5.73               5.78
 Period from 5/15/2002 to 9/30/2002          23.36          -   (3)          (5.81)             (5.81)




                                                            Dividends and distributions

                                       Dividends
                                      (from net       Distributions     Total          Net asset
                                      investment      (from capital   dividends and    value, end      Total
                                        income)          gains)       distributions    of period      return(4)

CLASS A:
 Year ended 9/30/2003                   $  -             $  -             $  -          $23.22          32.46%
 Year ended 9/30/2002                    (.04)              -             (.04)          17.53          (5.69)
 Year ended 9/30/2001                      -             (5.29)          (5.29)          18.62         (44.95)
 Year ended 9/30/2000                    (.02)            (.60)           (.62)          40.24          38.42
 Year ended 9/30/1999                    (.09)           (1.29)          (1.38)          29.57          41.42
CLASS B:
 Year ended 9/30/2003                      -               -               -             22.60          31.40
 Year ended 9/30/2002                      -               -               -             17.20          (6.42)
 Year ended 9/30/2001                      -             (5.29)          (5.29)          18.38         (45.38)
 Period from 3/15/2000 to 9/30/2000        -               -               -             40.08         (14.92)
CLASS C:
 Year ended 9/30/2003                      -               -               -             22.54          31.43
 Year ended 9/30/2002                    (.01)             -             (.01)           17.15          (6.42)
 Period from 3/15/2001 to 9/30/2001        -               -               -             18.33         (20.51)
CLASS F:
 Year ended 9/30/2003                      -               -               -             23.16          32.49
 Year ended 9/30/2002                    (.07)             -             (.07)           17.48          (5.73)
 Period from 3/15/2001 to 9/30/2001        -               -               -             18.60         (20.07)
CLASS 529-A:
 Year ended 9/30/2003                      -               -               -             23.24          32.57
 Period from 2/19/2002 to 9/30/2002        -               -               -             17.53         (19.14)
CLASS 529-B:
 Year ended 9/30/2003                      -               -               -             22.88          31.27
 Period from 2/20/2002 to 9/30/2002        -               -               -             17.43         (20.12)
CLASS 529-C:
 Year ended 9/30/2003                      -               -               -             22.89          31.25
 Period from 2/20/2002 to 9/30/2002        -               -               -             17.44         (20.07)
CLASS 529-E:
 Year ended 9/30/2003                      -               -               -             23.09          31.94
 Period from 3/15/2002 to 9/30/2002        -               -               -             17.50         (24.60)
CLASS 529-F:
 Year ended 9/30/2003                      -               -               -             23.20          32.34
 Period from 9/17/2002 to 9/30/2002        -               -               -             17.53          (3.89)
CLASS R-1:
 Year ended 9/30/2003                      -               -               -             23.00          31.50
 Period from 6/19/2002 to 9/30/2002        -               -               -             17.49         (19.03)
CLASS R-2:
 Year ended 9/30/2003                      -               -               -             23.00          31.50
 Period from 5/31/2002 to 9/30/2002        -               -               -             17.49         (22.68)
CLASS R-3:
 Year ended 9/30/2003                      -               -               -             23.12          32.04
 Period from 6/20/2002 to 9/30/2002        -               -               -             17.51         (18.29)
CLASS R-4:
 Year ended 9/30/2003                      -               -               -             23.22          32.46
 Period from 7/24/2002 to 9/30/2002        -               -               -             17.53          (5.50)
CLASS R-5:
 Year ended 9/30/2003                      -               -               -             23.33          32.93
 Period from 5/15/2002 to 9/30/2002        -               -               -             17.55         (24.87)


                                                    Ratio of      Ratio of net
                                     Net assets,    expenses      (loss) income
                                    end of period   to average    to average
                                    (in millions)   net assets    net assets

CLASS A:
 Year ended 9/30/2003                   $7,833          1.19%         (.07)%
 Year ended 9/30/2002                    6,283          1.17          (.32)
 Year ended 9/30/2001                    7,265          1.09          (.01)
 Year ended 9/30/2000                   14,098          1.10            -   (8)
 Year ended 9/30/1999                    8,983          1.09           .12
CLASS B:
 Year ended 9/30/2003                    201            1.97          (.85)
 Year ended 9/30/2002                    118            1.95          (1.09)
 Year ended 9/30/2001                     86            1.89          (.81)
 Period from 3/15/2000 to 9/30/2000       73            1.84  (6)     (.57)  (6)
CLASS C:
 Year ended 9/30/2003                    124            1.97          (.85)
 Year ended 9/30/2002                     56            1.96          (1.08)
 Period from 3/15/2001 to 9/30/2001       17            2.11  (6)     (1.11) (6)
CLASS F:
 Year ended 9/30/2003                     57            1.18          (.06)
 Year ended 9/30/2002                     24            1.20          (.32)
 Period from 3/15/2001 to 9/30/2001        7            1.23  (6)     (.21)  (6)
CLASS 529-A:
 Year ended 9/30/2003                     42            1.11           .03
 Period from 2/19/2002 to 9/30/2002       15            1.18  (6)     (.25)  (6)
CLASS 529-B:
 Year ended 9/30/2003                     10            2.09          (.95)
 Period from 2/20/2002 to 9/30/2002        3            2.08  (6)     (1.15) (6)
CLASS 529-C:
 Year ended 9/30/2003                     20            2.07          (.94)
 Period from 2/20/2002 to 9/30/2002        7            2.05  (6)     (1.12) (6)
CLASS 529-E:
 Year ended 9/30/2003                      3            1.53          (.38)
 Period from 3/15/2002 to 9/30/2002        1            1.51  (6)     (.60)  (6)
CLASS 529-F:
 Year ended 9/30/2003                      3            1.27          (.10)
 Period from 9/17/2002 to 9/30/2002        -  (5)        .04           .01
CLASS R-1:
 Year ended 9/30/2003                      2            1.93  (7)     (.78)
 Period from 6/19/2002 to 9/30/2002        -  (5)        .54  (7)     (.22)
CLASS R-2:
 Year ended 9/30/2003                     46            1.89  (7)     (.75)
 Period from 5/31/2002 to 9/30/2002        2             .63  (7)     (.29)
CLASS R-3:
 Year ended 9/30/2003                     30            1.51  (7)     (.37)
 Period from 6/20/2002 to 9/30/2002        2             .42  (7)     (.11)
CLASS R-4:
 Year ended 9/30/2003                     10            1.16  (7)     (.02)
 Period from 7/24/2002 to 9/30/2002        -  (5)        .21  (7)     (.03)
CLASS R-5:
 Year ended 9/30/2003                     72            .83            .28
 Period from 5/15/2002 to 9/30/2002       53            .31            .01



                                                               Year ended September 30
                                                      2003     2002     2001     2000     1999


Portfolio turnover rate for all classes of shares      49%      51%      60%      63%      50%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3)  Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Amount less than 1 million.
(6)  Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.43%, 2.59%, 1.67% and 1.17% for classes R-1, R-2, R-3 and R-4, respectively during the year ended September 30, 2003, and 7.56%, .85%, .52% and .70% for class R-1, R-2, R-3, and R-4, respectively, during the period ended September 30, 2002.
(8)  Amount less than .01 percent.


Independent auditors' report

To the Board of Directors and Shareholders of SMALLCAP World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the "Fund"), including the investment portfolio, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 7, 2003

Tax information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. No distributions were made by the fund during the last fiscal year.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                           SMALLCAP WORLD FUND, INC.
                                      Part B
                                Retirement Plan
                      Statement of Additional Information

                                December 1, 2003

                         (as amended April 12, 2004)



This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of SMALLCAP World Fund (the "fund" or "SCWF") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                           SMALLCAP World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       32
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       35
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Class A Share Investment Results and Related Statistics . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Financial Statements



                          SMALLCAP World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

..    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated but determined to be of equivalent quality.

INVESTMENT COMPANIES

..    The fund may acquire up to 3% of the outstanding voting stock of any one investment company.

..    The fund may invest up to 5% of its total assets in securities issued by any one investment company.

..    In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be

                          SMALLCAP World Fund - Page 2
higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


Capital Research and Management Company (the "investment adviser") believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates which exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.

                          SMALLCAP World Fund - Page 3

Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in

                          SMALLCAP World Fund - Page 4
receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the

                          SMALLCAP World Fund - Page 5
collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the investment adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for

                          SMALLCAP World Fund - Page 6
leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 49% and 51%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.

                          SMALLCAP World Fund - Page 7

The fund may not:


1. Invest in securities of an issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

2.    Invest in companies for the purpose of exercising control or management;

3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

10. Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act;

3. The fund may not invest more than 15% of the value of its net assets in illiquid securities.

                          SMALLCAP World Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                     NUMBER OF BOARDS
                        POSITION      ELECTED                                        WITHIN THE FUND
                        WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2000        Chairman of the Board and               2            Ducommun Incorporated
 Age: 57                                            CEO, Ducommun Incorporated
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1993        Corporate director and                 14            Carnival Corporation
 Jr.                                                author; former U.S.
 Age: 69                                            Ambassador to Spain; former
                                                    Vice Chairman,
                                                    Knight-Ridder, Inc.
                                                    (communications company);
                                                    former Chairman and
                                                    Publisher, The Miami Herald
                                                               ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1990        Private investor; former               19            Ducommun Incorporated;
 Christie                                           President and CEO, The                               IHOP Corporation;
 Age: 70                                            Mission Group (non-utility                           Southwest Water Company;
                                                    holding company, subsidiary                          Valero L.P.
                                                    of Southern California
                                                    Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Director       2000        Founder and Managing                    2            None
 Age: 50                                            Director, Skyline Ventures;
                                                    former Managing Director,
                                                    Alternative Asset Management
                                                    Group, Chancellor Capital
                                                    Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1995        Co-Founder, VentureThink LLC            6            None
 Age: 56                                            (developed and managed
                                                    e-commerce businesses) and
                                                    Versura Inc. (education loan
                                                    exchange); former Treasurer,
                                                    The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Director       1990        President, American Public              6            Irwin Financial
 Age: 61                                            Media Group                                          Corporation; St. Paul
                                                                                                         Companies
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon        Director       1990        Managing Director, Partisan             3            Novoste Corporation
 Age: 69                                            Management Group, Inc.;
                                                    former Chairman of the
                                                    Board, Novoste Corporation;
                                                    former President and
                                                    Director, Corvita
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf,      Director       1990        Private investor; corporate             6            Crompton Corporation;
 Ph.D.                                              director; lecturer,                                  First Energy Corporation;
 Age: 69                                            Department of Molecular                              National Life Holding Co.
                                                    Biology, Princeton
                                                    University
-----------------------------------------------------------------------------------------------------------------------------------



                          SMALLCAP World Fund - Page 9

                                                   PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST            PAST 5 YEARS AND
                                     ELECTED               POSITIONS HELD             NUMBER OF BOARDS
                      POSITION      A DIRECTOR        WITH AFFILIATED ENTITIES         WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                      WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE         FUND      OF THE FUND/1/             OF THE FUND               DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman         1992        Senior Vice President and                  2            None
 Age: 56              of the                       Director, Capital Research and
                      Board and                    Management Company; Director,
                      Director                     The Capital Group Companies,
                                                   Inc.*; Director, Capital
                                                   Management Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory W. Wendt     President        1992        Senior Vice President, Capital             1            None
 Age: 42              and                          Research Company*
                      Director
-----------------------------------------------------------------------------------------------------------------------------------




                          SMALLCAP World Fund - Page 10

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                             POSITION          YEAR FIRST ELECTED                PAST 5 YEARS AND POSITIONS HELD
                             WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-------------------------------------------------------------------------------------------------------------------------------
 Grant L. Cambridge       Vice President              2001          Vice President, Capital Research Company*
 Age: 41
-------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti         Vice President              1990          Vice President - Fund Business Management Group, Capital
 Age: 47                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 J. Blair Frank           Vice President              1999          Vice President, Capital Research Company*
 Age: 37
-------------------------------------------------------------------------------------------------------------------------------
 Jonathan O.              Vice President              2000          Executive Vice President and Director, Capital Research
 Knowles                                                            Company*
 Age: 42
-------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton              Secretary                1990          Vice President - Fund Business Management Group, Capital
 Age: 43                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett          Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 37                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson      Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 35                                                            Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

/1 Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.

/3/ This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.

/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

/5/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                          SMALLCAP World Fund - Page 11

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000                $1 - $10,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. Freund                     None                       None
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gregory W. Wendt              Over $100,000               Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for
"interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $16,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                          SMALLCAP World Fund - Page 12

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003

                                                                                                             TOTAL COMPENSATION
                                                                               AGGREGATE COMPENSATION            (INCLUDING
                                                                               (INCLUDING VOLUNTARILY       VOLUNTARILY DEFERRED
                                                                              DEFERRED COMPENSATION/1/)       COMPENSATION/1/)
                                    NAME                                            FROM THE FUND         FROM ALL FUNDS MANAGED BY
---------------------------------------------------------------------------------------------------------   CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                               COMPANY OR ITS
                                                                                                                AFFILIATES/2/
                                                                                                         ---------------------------
 Joseph C. Berenato/3/                                                                 $24,000                    $ 46,000
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                                                                  24,000                     105,610
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                               24,500                     245,035
------------------------------------------------------------------------------------------------------------------------------------
 John G. Freund/3/                                                                      22,000                      42,000
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                                                    24,000                     170,540
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling/3/                                                                    22,000                     125,000
------------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon                                                                       22,000                      50,500
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                                   22,500                     162,000
------------------------------------------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.

/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Joseph C. Berenato ($80,347), H. Frederick Christie ($149,971), John G. Freund ($66,404), Leonade
D. Jones ($132,910), William H. Kling ($170,508) and Patricia K. Woolf ($41,865). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

                          SMALLCAP World Fund - Page 13

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2003:



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Timothy Piotrowski or                               Class R-1       6.92%
 David Frawley TTEE
 Precision Mechanical Inc 401K PSP
 FBO Timothy Piotrowski
 9915 Pacific Ave
 Franklin Park, IL  60131-1920
----------------------------------------------------------------------------
 Bisys Retirement Services FBO                       Class R-1       7.21%
 Kabelin Hardware Co
 P/S Plan & Trust
 700 17th St Ste 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 Bisys Retirement Services FBO                       Class R-1       8.37%
 Westbrook Concrete Block Inc 401K
 700 17th St Ste 300
 Denver, CO  80202-3531
----------------------------------------------------------------------------
 NFSC FEBO # 251-044415                              Class R-1       7.51%
 Reliance Trust Co TTEE
 Matco Group Inc
 2507 Wayne St
 Endicott, NY  13760-3241
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4      13.87%
 Shaw Systems Associates Inc
 Retirement Plan
 c/o Fascorp-Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg, CO  80111-5037
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4      16.62%
 Pro-Tec Coating Company 401K
 Retirement Plan
 c/o Fascorp-Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg, CO  80111-5037
----------------------------------------------------------------------------
 Trustlynx & Co FBO #TTZPFDFFP                       Class R-4       7.62%
 Parker Fire Protection District
 Firefighters Pension Plan
 PO Box 173736
 Denver, CO  80217-3736
----------------------------------------------------------------------------
 CGTC Tr Capital Group Master                        Class R-5      56.85%
 Retirement Pl PX-2534-NAV
 c/o Capital Guardian Trust Co
 333 S Hope St Fl 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------
 CGTC Tr For Capital Group 401(K) Plan               Class R-5       6.18%
 c/o Capital Guardian Trust Co
 333 S Hope St Fl 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------



                          SMALLCAP World Fund - Page 14

COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Joseph C. Berenato, Richard G.
Capen, Jr.,      H. Frederick Christie and Leonade D. Jones, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and

                          SMALLCAP World Fund - Page 15

Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Contracts Committee meetings were held during the 2003 fiscal year.


The fund has a Committee on Governance comprised of Joseph C. Berenato, Richard
G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William
H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Committee on Governance meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                          SMALLCAP World Fund - Page 16

In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. That information typically includes: fund investment results on an absolute basis and as compared with various indices and peer funds; the fund's advisory fee and other expenses, compliance matters and investment adviser personnel matters.


In its most recent meeting, the Committee discussed several additional topics with representatives from the investment adviser, including: the investment adviser's financial condition and the investment adviser's fiscal year financial results compared to a group of publicly held mutual fund managers; recent regulatory developments relating to rule 12b-1; soft dollar and other brokerage-related practices; and whether current market pressures on distribution costs would impact the business model of American Funds Distributors, Inc., the fund's principal underwriter.


The Committee also met with independent counsel in executive session, during which the members reviewed the material presented and the preceding discussions with the investment adviser. The Committee requested additional information relating to the evaluation and compensation of portfolio counselors and analysts; expense control incentives for the Principal Underwriter and Transfer Agent; and the role of the investment adviser in proxy voting and interactions with the management of portfolio companies in which the fund holds a substantial position.


Based on their review, the Committee and the Board concluded that the fund's advisory fees and other expenses are fair, both absolutely and in comparison with those of other comparable funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser received a monthly fee which is accrued daily, calculated at the annual rates of:

                          SMALLCAP World Fund - Page 17

                                 NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended September 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $47,110,000, $55,303,000 and $69,100,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser

                          SMALLCAP World Fund - Page 18
contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by the investment adviser were $165,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                      ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------
 CLASS R-1                                     $  5,000
-----------------------------------------------------------------------
 CLASS R-2                                      222,000
-----------------------------------------------------------------------
 CLASS R-3                                       61,000
-----------------------------------------------------------------------
 CLASS R-4                                       11,000
-----------------------------------------------------------------------
 CLASS R-5                                       59,000
-----------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.

                          SMALLCAP World Fund - Page 19

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                COMMISSIONS,        ALLOWANCE OR
                                   REVENUE          COMPENSATION
              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
--------------------------------------------------------------------
 CLASS A         2003            $2,114,000          $ 9,765,000
                 2002             2,553,000           11,867,000
                 2001             3,339,000           15,470,000
--------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable

                          SMALLCAP World Fund - Page 20
for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $16,513,000                 $1,446,000
------------------------------------------------------------------------------
       CLASS R-1                      8,000                      2,000
------------------------------------------------------------------------------
       CLASS R-2                    149,000                     28,000
------------------------------------------------------------------------------
       CLASS R-3                     70,000                     12,000
------------------------------------------------------------------------------
       CLASS R-4                     15,000                      2,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.




                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net

                          SMALLCAP World Fund - Page 21
realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

                          SMALLCAP World Fund - Page 22

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This

                          SMALLCAP World Fund - Page 23
     original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans

                          SMALLCAP World Fund - Page 24
with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.

                          SMALLCAP World Fund - Page 25

FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                          SMALLCAP World Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.

                          SMALLCAP World Fund - Page 27

     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales

                          SMALLCAP World Fund - Page 28
agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.

                          SMALLCAP World Fund - Page 29

For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.


                          SMALLCAP World Fund - Page 30

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     . for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .
          made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.


                          SMALLCAP World Fund - Page 31

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules

                          SMALLCAP World Fund - Page 32
about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal

                          SMALLCAP World Fund - Page 33
restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

                          SMALLCAP World Fund - Page 34

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS



The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2003, 2002 and 2001, amounted to $21,130,000, $25,015,000 and
$28,555,000, respectively. The volume of trading activity decreased during the year, resulting in a decrease in broker commissions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $12,328,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit

                          SMALLCAP World Fund - Page 35
services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies, but provides an immaterial amount of estate planning and similar work for a limited number of investment adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the

                          SMALLCAP World Fund - Page 36
summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages

                          SMALLCAP World Fund - Page 37
     should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - SEPTEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $23.22
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $24.64


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was -0.07% based on a 30-day (or one month) period ended September 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2003 were 24.84%, 4.88% and 6.47%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2003 were 32.46%, 6.13% and 7.10%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

                          SMALLCAP World Fund - Page 38

In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


SMALL CAPITALIZATION STOCKS VERSUS LARGE CAPITALIZATION STOCKS -- According to Ibbottson Associates, an investment in small company stocks has grown an average of 14.5% a year from September 30, 1978 through September 30, 2003, compared with an average of 13.1% a year for an investment in large company stocks. Small company stocks are represented by Dimensional Fund Advisors Micro Cap Fund, while large company stocks are represented by the Standard & Poor's 500 Stock Composite Index.

                          SMALLCAP World Fund - Page 39

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                          SMALLCAP World Fund - Page 40

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                          SMALLCAP World Fund - Page 41

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          SMALLCAP World Fund - Page 42

INVESTMENT PORTFOLIO, SEPTEMBER 30, 2003


[PIE CHART]

                                                       Percent of
Industry diversification                               net assets

Semiconductors & semiconductor equipment                  8.0%
Commercial services & supplies                             7.7
Media                                                      6.3
Hotels, restaurants & leisure                              5.3
Specialty retail                                           4.5
All other industries                                      60.2
Cash & equivalents                                         8.0


[END CHART]
                                                        Percent
                                                         of net
Largest equity holdings                                  assets

Performance Food Group                                    1.41 %
Michaels Stores                                           1.28
PMC-Sierra                                                1.22
Extended Stay America                                     1.09
Education Management                                      1.02
Amylin Pharmaceuticals                                     .99
Cymer                                                      .97
Venture                                                    .97
Novell                                                     .86
Sylvan Learning Systems                                    .84



                                                                                                Shares or           Market
                                                                                                principal           value
Equity securities (common and convertible preferred stocks and convertible debentures)            amount            (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  7.95%
PMC-Sierra, Inc. (USA) (1)                                                                        7,800,000      $  102,890
Cymer, Inc. (USA) (1) (2)                                                                         2,000,000          82,400
Micrel, Inc. (USA) (1) (2)                                                                        4,767,112          58,111
Fairchild Semiconductor International (USA) (1)                                                   3,142,800          52,108
ASM International NV (New York registered) (Netherlands) (1) (2)                                  3,119,100          46,007
Applied Micro Circuits Corp. (USA) (1)                                                            8,500,000          41,395
Cypress Semiconductor Corp. (USA) (1)                                                             2,200,000          38,896
Varian Semiconductor Equipment Associates, Inc. (USA) (1)                                         1,000,000          37,450
Semtech Corp. (USA) (1)                                                                           2,000,000          36,920
Integrated Circuit Systems, Inc. (USA) (1)                                                        1,200,000          36,048
O2Micro International Ltd. (USA) (1)                                                              1,759,500          25,425
Brooks Automation, Inc. (USA) (1)                                                                 1,200,000          25,080
KEC Corp. (South Korea)(2)                                                                          523,540          16,919
PDF Solutions, Inc. (USA) (1) (2)                                                                 1,500,000          16,875
Axcelis Technologies, Inc. (USA) (1)                                                              2,000,000          16,520
ASE Test Ltd. (Taiwan) (1)                                                                        1,500,000          13,035
Faraday Technology Corp. (Taiwan)                                                                 3,539,125           8,244
MKS Instruments, Inc. (USA) (1)                                                                     300,000           6,498
Advanced Energy Industries, Inc. (USA) (1)                                                          211,500           3,991
ASM Pacific Technology Ltd. (Hong Kong)                                                           1,050,000           3,552
MegaChips Corp. (Japan)                                                                             295,000           2,604
Zeevo, Inc., Series C, convertible preferred (USA) (1) (2) (3) (4)                                1,587,301             921
Zeevo, Inc. 5.00% convertible notes 2004 (2)(3)(4)                                               $  398,561             399
Zeevo, Inc., warrants, expire 2008  (1)(2)(3)(4)                                                          3               -
ClearSpeed Technology Ltd. (United Kingdom) (1) (3) (4)                                           2,300,000              28


COMMERCIAL SERVICES & SUPPLIES  -  7.68%
Education Management Corp. (USA) (1)                                                              1,500,000          86,505
Sylvan Learning Systems, Inc. (USA) (1) (2)                                                       2,589,516          70,642
United Rentals, Inc. (USA) (1)                                                                    2,560,000          41,190
S1 Corp. (South Korea)(2)                                                                         2,090,000          40,507
ChoicePoint Inc. (USA) (1)                                                                        1,150,000          38,525
Vedior NV (Netherlands)                                                                           2,948,571          35,987
School Specialty, Inc. (USA) (1) (2)                                                              1,130,000          31,877
Downer EDI Ltd. (Australia)(2)                                                                   51,045,208          30,238
Techem AG (Germany) (1) (2)                                                                       1,413,300          24,356
Arbitron Inc. (USA) (1)                                                                             621,060          21,923
Valassis Communications, Inc. (USA) (1)                                                             800,000          21,120
Imagistics International Inc. (USA) (1)                                                             696,100          20,173
Tetra Tech, Inc. (USA) (1)                                                                        1,000,000          19,910
Kroll Inc. (USA) (1)                                                                              1,000,000          18,600
CoStar Group, Inc. (USA) (1)                                                                        689,700          17,932
Group 4 Falck A/S (Denmark)                                                                         780,000          16,919
Kelly Services, Inc., Class A (USA)                                                                 600,000          14,964
Portfolio Recovery Associates, Inc. (USA) (1)                                                       500,000          12,710
Buhrmann NV (Netherlands)                                                                         1,700,000          12,635
Ionics, Inc. (USA) (1)                                                                              500,000          12,230
Brinks Company (USA)                                                                                700,000          12,152
Duratek, Inc. (USA) (1)                                                                             891,100           7,949
MITIE Group PLC (United Kingdom)                                                                  3,560,000           7,246
DIS Deutscher Industrie Service AG (Germany)                                                        390,000           7,244
Informatics Holdings Ltd. (Singapore)(2)                                                         16,065,000           7,148
Michael Page International PLC (United Kingdom)                                                   2,310,000           5,721
Reliance Security Group PLC (United Kingdom)                                                        440,000           5,117
Oslo Bors Holding ASA (Norway)(3)                                                                   125,000           3,124
Oslo Bors Holding ASA                                                                                31,000             775
Proffice AB, Class B (Sweden)                                                                       900,000           2,495
ZOOTS (USA) (1)(2)(3)(4)                                                                         12,586,913           1,208


MEDIA  -  6.25%
Astral Media Inc., Class A (Canada)                                                               3,349,100          62,118
Gemstar International Group Ltd. (USA) (1)                                                       11,750,000          55,577
Corus Entertainment Inc., Class B, nonvoting (Canada) (1)                                         2,630,000          45,836
SBS Broadcasting SA (Luxembourg) (1) (2)                                                          1,800,000          44,784
UnitedGlobalCom, Inc., Class A (USA) (1)                                                          6,726,675          41,100
CanWest Global Communications Corp. (Canada) (1)                                                  4,729,946          39,113
CanWest Global Communications Corp., nonvoting, Class A (1)                                          14,321             119
EMI Group PLC (United Kingdom)                                                                   15,625,000          38,357
Capital Radio PLC (United Kindgom)                                                                2,412,000          19,156
Modern Times Group MTG AB, Class B (Sweden) (1)                                                     700,000          11,239
Modern Times Group MTG AB 5.50% convertible debenture 2006                                  Euro  7,000,000           7,882
Clear Media Ltd. (Hong Kong) (1) (2)                                                             32,579,000          18,826
Rural Press Ltd. (Australia)                                                                      3,726,466          18,269
Toei Animation Co., Ltd. (Japan)                                                                    290,000          16,114
Sanctuary Group PLC (United Kingdom)(2)                                                          19,470,839          15,528
Fox Kids Europe NV (Netherlands) (1)                                                              2,351,649          14,268
Catalina Marketing Corp. (USA) (1)                                                                  800,000          12,152
Nasionale Pers Beperk, Class N (South Africa)                                                     2,908,534          11,844
Lions Gate Entertainment Corp. (Canada) (1) (2)                                                   2,378,500           7,056
Lions Gate Entertainment Corp., USD denominated (1) (2)                                           1,425,000           4,261
Phoenix Satellite Television Holdings Ltd. (Hong Kong) (1)                                       94,688,000          10,149
Austereo Group Ltd. (Australia)                                                                   9,820,000           9,361
Alliance Atlantis Communications Inc., nonvoting, Class B  (Canada) (1)                             560,000           8,846
Zee Telefilms Ltd. (India)                                                                        2,700,000           7,289
GWR Group PLC (United Kingdom)                                                                    1,250,000           4,439
Woongjin.com Co., Ltd. (South Korea)                                                              1,065,150           2,783
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                    3,500,000           1,548
BKN International AG (Germany) (1)                                                                  244,200             356
Lone Star Research, Inc. (USA) (1)(3)(4)                                                            966,793              10


HOTELS, RESTAURANTS & LEISURE  -  5.35%
Extended Stay America, Inc. (USA) (1) (2)                                                         6,190,000          92,417
Mandalay Resort Group (USA)                                                                       1,062,400          42,082
J D Wetherspoon PLC (United Kingdom) (2)                                                         10,644,724          40,754
IHOP Corp. (USA)                                                                                    915,800          30,084
Triarc Companies, Inc., Class B (USA)                                                             1,900,000          19,760
Triarc Companies, Inc., Class A                                                                     950,000           9,566
Cafe de Coral Holdings Ltd. (Hong Kong) (2)                                                      28,192,000          25,847
Aristocrat Leisure Ltd. (Australia)                                                              19,558,157          25,569
Orient-Express Hotels Ltd., Class A (USA) (1)                                                     1,610,000          25,116
William Hill PLC (United Kingdom)                                                                 4,015,000          20,680
P.F. Chang's China Bistro, Inc. (USA) (1)                                                           437,000          19,818
Luminar PLC (United Kingdom)                                                                      2,000,000          15,984
Stanley Leisure PLC (United Kingdom)                                                              2,740,000          15,661
Steak n Shake Co. (USA) (1)                                                                       1,024,750          15,269
City Centre Restaurants PLC (United Kingdom)                                                      7,710,000           9,447
Pinnacle Entertainment, Inc. (USA) (1)                                                            1,000,000           7,000
California Pizza Kitchen, Inc. (USA) (1)                                                            400,000           6,960
Applebee's International, Inc. (USA)                                                                200,000           6,296
Panera Bread Co., Class A (USA) (1)                                                                 150,000           6,144
Greene King PLC (United Kingdom)                                                                    430,000           6,026
O'Charley's Inc. (USA) (1)                                                                          400,000           5,932
Sky City Ltd. (New Zealand)                                                                       1,094,800           5,662


SPECIALTY RETAIL  -  4.51%
Michaels Stores, Inc. (USA)                                                                       2,650,000         108,014
CarMax, Inc. (USA) (1)                                                                            1,800,000          58,788
Big Lots, Inc. (USA) (1)                                                                          2,771,400          43,816
JJB Sports PLC (United Kingdom)                                                                   6,744,080          29,022
Sharper Image Corp. (USA) (1) (2)                                                                   950,000          21,907
Williams-Sonoma, Inc. (USA) (1)                                                                     750,000          20,235
Payless ShoeSource, Inc. (USA) (1)                                                                1,425,000          18,439
Culture Convenience Club Co., Ltd. (Japan)                                                        1,686,100          15,081
KOMERI Co., Ltd. (Japan)                                                                            567,100          14,078
DFS Furniture Co. PLC (United Kingdom)                                                            1,545,300          10,527
Nobia AB (Sweden)                                                                                 1,255,000          10,116
Miller's Retail Ltd. (Australia)                                                                  7,650,000           9,324
Chico's FAS, Inc. (USA) (1)                                                                         235,000           7,200
Lithia Motors, Inc., Class A (USA)                                                                  325,000           6,490
Restoration Hardware, Inc. (USA) (1)                                                                713,000           4,143
Carpetright PLC (United Kingdom)                                                                    307,213           4,017


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.22%
Venture Corp. Ltd. (Singapore)                                                                    7,099,600          82,048
Kingboard Chemical Holdings Ltd. (Hong Kong)(2)                                                  34,662,000          36,702
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1) (2)                                   2,772,000             859
Renishaw PLC (United Kingdom)                                                                     3,630,308          33,597
National Instruments Corp. (USA)                                                                    825,000          33,206
Citizen Electronics Co., Ltd. (Japan)                                                               368,600          27,749
Orbotech Ltd. (Israel) (1)                                                                        1,316,500          26,909
Rogers Corp. (USA) (1) (2)                                                                          856,800          26,578
Vaisala Oyj, Class A (Finland)                                                                      876,095          21,426
Micronic Laser Systems AB (Sweden) (1) (2)                                                        2,638,952          18,888
Littelfuse, Inc. (USA) (1)                                                                          800,000          18,400
Hana Microelectronics PCL (Thailand)                                                              4,991,400          11,730
Hankuk Electric Glass Co., Ltd. (South Korea)                                                       119,810           7,932
TTM Technologies, Inc. (USA) (1)                                                                    450,000           6,426
Jahwa Electronics Co., Ltd. (South Korea)                                                           540,000           3,862


INTERNET SOFTWARE & SERVICES  -  3.80%
DoubleClick Inc. (USA) (1)                                                                        6,514,400          70,160
CNET Networks, Inc. (USA) (1)                                                                     7,000,000          49,560
Ask Jeeves, Inc. (USA) (1)                                                                        2,800,000          48,720
InfoSpace.com, Inc. (USA) (1) (2)                                                                 2,005,000          40,922
RealNetworks, Inc. (USA) (1)                                                                      4,000,000          26,200
Retek Inc. (USA) (1)                                                                              2,500,000          16,875
FindWhat.com (USA) (1)                                                                              900,000          15,552
EarthLink, Inc. (USA) (1)                                                                         1,577,300          12,981
Homestore, Inc. (USA) (1)                                                                         4,600,000          12,742
MatrixOne, Inc. (USA) (1) (2)                                                                     2,500,000          12,325
LookSmart, Ltd. (USA) (1)                                                                         3,000,000           9,420
Autobytel Inc. (USA) (1)                                                                            496,600           4,728
Orbiscom Ltd. (Ireland) (1)(3)(4)                                                                 3,905,874             453
Meet World Trade, Series C, convertible preferred (USA) (1)(3)(4)                                   389,416             362
Muse Prime Software, Inc., Series B, convertible preferred (USA) (1)(2)(3)(4)                     1,770,000             230
ProcurePoint Travel Solutions Inc., Series B, convertible preferred (USA) (1)(3)(4)                 514,933              50



BIOTECHNOLOGY  -  3.26%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                            2,959,400          83,573
IDEXX Laboratories, Inc. (USA) (1)                                                                  869,700          36,954
Neurocrine Biosciences, Inc. (USA) (1)                                                              600,000          29,712
Q-Med AB (Sweden) (1) (2)                                                                         1,610,000          29,691
NPS Pharmaceuticals, Inc. (USA) (1)                                                                 905,900          25,229
ImClone Systems Inc. (USA) (1)                                                                      400,000          15,488
Transkaryotic Therapies, Inc. (USA) (1)                                                           1,208,300          12,627
QIAGEN NV (Netherlands) (1)                                                                       1,176,500          12,494
InterMune Inc. (USA) (1)                                                                            600,000          11,448
OSI Pharmaceuticals, Inc. (USA) (1)                                                                 287,000           9,319
Alkermes, Inc. (USA) (1)                                                                            500,000           6,860
Vical Inc. (USA) (1)                                                                                282,000           1,641
Control Delivery Systems Inc., Series A, convertible preferred (USA) (1)(3) (4)                      55,824             750


COMMERCIAL BANKS  -  2.91%
Pusan Bank (South Korea)(2)                                                                       9,520,500          45,446
Cathay Bancorp, Inc. (USA) (2)                                                                    1,015,000          44,914
Fulton Financial Corp. (USA)                                                                      1,540,350          30,930
Daegu Bank, Ltd. (South Korea)                                                                    6,606,100          27,995
ICICI Bank Ltd. (India)                                                                           5,584,503          24,973
Southwest Bancorporation of Texas, Inc. (USA)                                                       510,000          18,620
Citizens Banking Corp. (USA)                                                                        549,900          14,523
Republic Bancshares Inc. (USA)                                                                      506,400          14,463
Korea Exchange Bank (South Korea) (1)                                                             3,540,140          14,247
Southern Financial Bancorp, Inc. (USA)                                                              240,350           9,465


SOFTWARE  -  2.66%
Novell, Inc. (USA) (1)                                                                           13,658,130          72,798
Creo Inc., USD denominated (Canada) (1) (2)                                                       2,486,000          26,227
Creo Inc.(1) (2)                                                                                    430,000           4,503
Borland Software Corp. (USA) (1)                                                                  2,925,000          26,939
Documentum, Inc. (USA) (1)                                                                        1,000,000          21,310
Manhattan Associates, Inc. (USA) (1)                                                                800,000          20,712
Macromedia, Inc. (USA) (1)                                                                          800,000          19,792
Lawson Software, Inc. (USA) (1)                                                                   1,405,000           9,961
Mentor Graphics Corp. (USA) (1)                                                                     500,000           8,765
Fair Isaac Corp. (formerly Fair, Isaac and Company, Inc.) (USA)                                     100,000           5,896
Jack Henry & Associates, Inc. (USA)                                                                 320,000           5,565
Infoteria Corp. (Japan) (1)(2)(3)(4)                                                                  2,672           1,497
SuSE Linux AG (Germany) (1)(3)(4)                                                                    75,626             290
diCarta (USA) (1)(3)(4)                                                                             103,135             105
Monterey Design Systems Inc. (formerly Monterey Design Systems Inc.,                                100,000              90
    Series E, convertible preferred) (USA) (1)(3)(4)
MMC AS (Norway) (1)(3)(4)                                                                         4,150,000               6
Aspen Technology, Inc., warrants, expire 2007 (USA) (1)(3)(4)                                        84,060               -


HEALTH CARE PROVIDERS & SERVICES  -  2.64%
Rhon-Klinikum AG (Germany)                                                                          863,800          40,114
Rhon-Klinikum AG, nonvoting preferred                                                               561,300          24,560
American Healthways, Inc. (USA) (1) (2)                                                             850,000          35,691
Service Corp. International (USA) (1)                                                             7,000,000          31,990
Centene Corp. (USA) (1)                                                                             812,500          24,692
Odyssey HealthCare, Inc. (USA) (1)                                                                  751,875          22,421
Sonic Healthcare Ltd. (Australia)                                                                 2,615,800          11,951
Ramsay Health Care Ltd. (Australia)                                                               3,450,000          10,219
AMERIGROUP Corp. (USA) (1)                                                                          188,900           8,431
Triad Hospitals, Inc. (USA) (1)                                                                     250,000           7,570
LifePoint Hospitals, Inc. (USA) (1)                                                                 225,000           5,411


PHARMACEUTICALS  -  2.61%
Medicis Pharmaceutical Corp., Class A (USA)                                                       1,055,000          61,823
Recordati SpA (Italy)(2)                                                                          2,652,000          45,796
ICN Pharmaceuticals, Inc. (USA)                                                                   2,400,000          41,184
MGI PHARMA, Inc. (USA) (1)                                                                          600,000          23,556
Inspire Pharmaceuticals, Inc. (USA) (1)                                                           1,250,000          21,500
Penwest Pharmaceuticals Co. (USA) (1)                                                               500,000          10,750
Eon Labs, Inc (USA) (1)                                                                             275,000          10,546
NexMed, Inc. (USA) (1)                                                                            1,100,000           4,455
NexMed, Inc. (1) (3)                                                                                152,355             617
NexMed, Inc., warrants, expire 2004 (1)(3)(4)                                                        30,471              39
Generex Biotechnology Corp., warrants, expire 2005 (USA) (1)(3)(4)                                  164,467               -


OIL & GAS  -  2.49%
Western Oil Sands Inc., Class A (Canada) (1)                                                      1,320,000          26,431
Patina Oil & Gas Corp. (USA)                                                                        660,000          23,918
Quicksilver Resources Inc. (USA) (1)                                                                810,000          19,788
First Calgary Petroleums Ltd., GBP denominated (Canada) (1)                                       4,800,000          15,073
First Calgary Petroleums Ltd. (1)                                                                 1,376,000           4,347
Premcor Inc. (USA) (1)                                                                              778,112          18,029
Encore Acquisition Co. (USA) (1)                                                                    715,000          15,408
Canadian Oil Sands Trust (Canada)                                                                   514,720          14,964
Venture Production Company Ltd.  (United Kingdom) (1) (2)                                         6,500,000          14,256
OPTI Canada Inc., Class C (Canada) (1)(3)(4)                                                      1,099,000          12,429
Sibir Energy PLC (United Kingdom) (1)                                                            35,784,282           9,662
Tullow Oil PLC (Ireland) (1)                                                                      7,734,133           9,618
Tsakos Energy Navigation Ltd. (Norway)                                                              669,500           9,574
Australian Worldwide Exploration Ltd. (Australia) (1)                                            10,000,000           7,694
Penn West Petroleum Ltd. (Canada) (1)                                                               225,000           7,632
InterOil Corp. (Canada) (1)(3)                                                                       81,700           1,990


CHEMICALS  -  1.95%
Millennium Chemicals Inc. (USA)(2)                                                                3,995,000          38,152
Asian Paints (India) Ltd. (India)                                                                 4,789,500          31,797
Cambrex Corp. (USA)(2)                                                                            1,300,000          29,510
Georgia Gulf Corp. (USA)                                                                            800,000          18,680
Hyosung Corp. (South Korea)(2)                                                                    1,773,200          16,682
Ferro Corp. (USA)                                                                                   700,000          14,952
Valspar Corp. (USA)                                                                                 237,000          11,056
Crompton Corp. (USA)                                                                                671,200           3,900


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.84%
ResMed Inc (USA) (1)                                                                                451,000          19,835
ResMed Inc, AUD denominated (1)                                                                     750,000           3,253
Cochlear Ltd. (Australia)                                                                         1,037,000          22,157
Kobayashi Pharmaceutical Co., Ltd. (Japan)                                                          538,200          12,541
Kobayashi Pharmaceutical Co., Ltd. (1) (4) (5)                                                      269,100           6,270
Wilson Greatbatch Technologies, Inc. (USA) (1)                                                      465,800          16,792
Tecan Group Ltd., Mannedorf (Switzerland)                                                           493,242          16,670
Nobel Biocare Holding AG (Switzerland)                                                              168,000          14,656
Coloplast A/S, Class B (Denmark)                                                                    137,000          11,499
Straumann Holding AG (Switzerland)                                                                   74,000           7,747
TriPath Imaging, Inc. (USA) (1)                                                                     886,242           7,710
Aspect Medical Systems, Inc. (USA) (1)                                                              562,000           5,772
Moulin International Holdings Ltd. (Hong Kong)                                                    6,000,000           3,525
Lumenis Ltd. (Israel) (1) (2)                                                                     2,270,000           3,042
MedSource Technologies, Inc. (USA) (1)                                                              400,000           1,996
Vision-Sciences, Inc. (USA) (1)                                                                     984,500           1,713


FOOD PRODUCTS  -  1.81%
Nestle India Ltd. (India)                                                                         3,874,650          49,689
IOI Corp. Bhd. (Malaysia)                                                                        20,000,000          32,368
Lindt & Sprungli AG, participation certificate (Switzerland)                                         19,166          13,929
Lindt & Sprungli AG                                                                                   1,694          12,915
Burns, Philp & Co. Ltd. (Australia) (1)                                                          39,624,066          18,886
Interstate Bakeries Corp. (USA)                                                                     800,000          12,000
DyDo Drinco (Japan)                                                                                 350,000           7,701
Binggrae Co., Ltd. (South Korea)                                                                    495,000           5,519


FOOD & STAPLES RETAILING  -  1.74%
Performance Food Group Co. (USA) (1) (2)                                                          2,935,000         119,484
Cawachi Ltd. (Japan)                                                                                219,000          16,212
Whole Foods Market, Inc. (USA) (1)                                                                  200,000          11,036


BUILDING PRODUCTS  -  1.69%
Uponor Oyj (Finland)                                                                              1,470,050          34,991
Geberit AG (Switzerland)                                                                             65,901          24,497
Noritz Corp. (Japan)                                                                              1,460,000          20,007
Royal Group Technologies Ltd. (Canada) (1)                                                        1,846,000          16,565
Masonite International Corp. (Canada) (1)                                                           635,000          15,018
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                      145,000          12,252
York International Corp. (USA)                                                                      300,000          10,377
Ultraframe PLC (United Kingdom)                                                                   1,575,000           9,041


HOUSEHOLD DURABLES  -  1.67%
Yankee Candle Company, Inc. (USA) (1) (2)                                                         2,769,600          70,569
Ekornes ASA (Norway)(2)                                                                           1,725,598          27,693
Rational AG (Germany)                                                                               272,100          12,652
Palm Harbor Homes, Inc. (USA) (1)                                                                   663,906          11,373
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)                                            1,043,000           8,958
Rinnai Corp. (Japan)                                                                                230,000           5,741
Compass East Industry (Thailand) PCL (Thailand)                                                   9,000,000           4,500


METALS & MINING  -  1.51%
CONSOL Energy Inc. (USA)                                                                          1,000,000          18,580
Wheaton River Minerals Ltd. (Canada) (1)(3)                                                       7,275,500          14,515
Wheaton River Minerals Ltd., warrants, expire 2007 (1)(3)                                         2,379,500           2,294
Wheaton River Minerals Ltd., warrants, expire 2008 (1)(3)                                           441,250             327
First Quantum Minerals Ltd. (Canada) (1)                                                          2,540,000          15,258
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                    26,400,000          14,829
Gabriel Resources Ltd. (Canada) (1)                                                               6,160,000          14,710
Peter Hambro Mining PLC (United Kingdom) (1)                                                      1,726,011          10,611
Hindalco Industries Ltd. (India)                                                                    500,000          10,060
Northern Orion Resources Inc. (Canada) (1)(3)                                                     4,200,000           6,292
Northern Orion Resources Inc., warrants, expires 2008  (1)(3)                                     2,100,000           1,246
Haganas AB, Class B (Sweden)                                                                        260,000           5,449
Thistle Mining Inc. (Canada) (1)                                                                  6,264,309           2,602
Thistle Mining Inc., GBP denominated (1)                                                          4,525,000           1,880
Thistle Mining Inc., warrants, expire 2004 (1)(3)(4)                                                750,000              19
Bema Gold Corp. (Canada) (1)(3)                                                                   1,500,000           3,805
Kenmare Resources PLC (Ireland) (1)                                                               7,200,000           2,165
Kenmare Resources PLC (1)(3)                                                                      2,500,000             752
America Mineral Fields Inc. (Canada) (1)(3)                                                       2,625,000           2,394
Navan Mining PLC (United Kingdom) (1)(2)(4)                                                      13,800,000               0


TRANSPORTATION INFRASTRUCTURE  -  1.44%
Zhejiang Expressway Co. Ltd., Class H (China)                                                    75,000,000          42,371
SembCorp Logistics Ltd. (Singapore)                                                              39,605,200          38,447
Jiangsu Expressway Co. Ltd., Class H (China)                                                     79,250,000          34,027
Anhui Expressway Co. Ltd., Class H (China)                                                       24,000,000           7,051


COMMUNICATIONS EQUIPMENT  -  1.17%
Polycom, Inc. (USA) (1)                                                                           2,950,000          48,999
CIENA Corp. (USA) (1)                                                                             3,900,000          23,049
Ixia (USA) (1)                                                                                    1,305,000          14,119
Brocade Communications Systems, Inc. (USA) (1)                                                    1,470,000           7,673
Cambridge Silicon Radio, Series II, convertible preferred                                         1,512,607           5,037
  (United Kingdom) (1)(3)(4)


THRIFTS & MORTGAGE FINANCE  -  1.15%
Housing Development Finance Corp. Ltd. (India)                                                    2,212,480          24,128
Hudson River Bancorp, Inc. (USA)                                                                    718,100          23,073
Saxon Capital, Inc. (USA) (1)                                                                     1,200,000          20,568
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                              630,000          17,010
IndyMac Bancorp, Inc. (USA)                                                                         550,000          12,743


REAL ESTATE  -  1.08%
Central Pattana Public Co., Ltd. (Thailand)                                                      16,413,400          19,696
Unibail Holding (France)                                                                            222,000          17,484
Corrections Corporation of America (USA) (1)                                                        700,000          17,269
FelCor Lodging Trust Inc. (USA)                                                                   1,300,000          13,468
Ascendas Real Estate Investment Trust (Singapore)                                                12,400,000           7,523
Golden Land Property Development PLC, non-voting                                                 20,000,000           6,800
  depositary receipt (Thailand) (1)
Gladstone Commercial Corp. (USA) (1) (2)                                                            428,000           6,313
Shanghai Real Estate Ltd. (Hong Kong)                                                            33,842,000           2,404

AIRLINES  -  1.04%
WestJet Airlines Ltd. (Canada) (1)                                                                2,866,000          51,649
AMR Corp. (USA) (1)                                                                               3,200,000          36,640


ENERGY EQUIPMENT & SERVICES  -  0.92%
Rowan Companies, Inc. (USA) (1)                                                                     770,600          18,941
China Oilfield Services Ltd., Class H (China)                                                    60,637,100          15,661
Enerflex Systems Ltd. (Canada)                                                                      895,000          11,118
FMC Technologies, Inc. (USA) (1)                                                                    350,000           7,497
Ramco Energy PLC (United Kingdom) (1)                                                             1,140,000           6,914
Newpark Resources, Inc. (USA) (1)                                                                 1,500,000           6,450
Hydril Co. (USA) (1)                                                                                317,500           6,433
Cie. Generale de Geophysique (France) (1)                                                           215,000           4,879


CONSTRUCTION & ENGINEERING  -  0.87%
Daelim Industrial Co., Ltd. (South Korea)                                                         1,536,640          32,393
Hyundai Development Co. (South Korea)                                                             2,600,000          22,422
LG Engineering & Construction Co., Ltd. (South Korea)                                             1,100,000          18,685


CONSTRUCTION MATERIALS  -  0.86%
Associated Cement Companies Ltd. (India)                                                          8,250,000          36,695
Hanil Cement Co., Ltd. (South Korea) (2)                                                            447,000          18,924
Anhui Conch Cement Co. Ltd., Class H (China)                                                     23,000,000          17,078


COMPUTERS & PERIPHERALS  -  0.83%
Hutchinson Technology Inc. (USA) (1) (2)                                                          1,300,000          43,030
High Tech Computer Corp. (Taiwan)                                                                 3,804,960          13,831
Anoto Group AB (Sweden) (1) (2)                                                                   6,623,244           7,602
Opticom ASA (Norway) (1)                                                                            553,600           5,661


INSURANCE  -  0.72%
China Insurance International Holdings Co. Ltd. (Hong Kong)                                      36,408,000          21,861
LG Insurance Co., Ltd. (South Korea)(2)                                                           3,000,000          12,413
Hilb, Rogal and Hamilton Co. (USA)                                                                  355,000          11,019
Euler Hermes SA (France)                                                                            220,051           8,447
First American Corp. (USA)                                                                          300,000           7,470


INTERNET & CATALOG RETAIL  -  0.70%
drugstore.com, inc. (USA) (1)                                                                     2,830,700          21,655
Internet Auction Co. Ltd. (South Korea) (1)                                                         400,000          17,247
1-800-FLOWERS.COM, Inc., Class A (USA) (1)                                                        1,300,000           9,776
Alloy, Inc. (USA) (1)                                                                             1,304,000           7,302
RedEnvelope, Inc. (formerly RedEnvelope, Inc., Series E and F,                                      257,665           3,067
  convertible preferred)(USA)(1)(3)(4)



BEVERAGES  -  0.67%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)                                            2,160,000,000          25,719
Cott Corp. (Canada) (1)                                                                           1,080,000          25,246
Robert Mondavi Corp., Class A (USA) (1)                                                             193,200           5,985


WIRELESS TELECOMMUNICATION SERVICES  -  0.61%
GLOBE TELECOM, Inc. (Philippines)                                                                 1,127,500          14,294
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                            1,132,400          10,633
Tele Celular Sul Participacoes SA, ordinary nominative                                        2,247,692,036           1,675
Nextel Partners, Inc., Class A (USA) (1)                                                          1,400,000          10,990
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                         401,700           8,114
Mobistar NV (Belgium) (1)                                                                           102,500           5,165
Total Access Communication PCL (Thailand) (1)                                                       667,700           1,008


IT SERVICES  -  0.60%
Baycorp Advantage Ltd. (Australia)(1)(2)                                                         13,892,100          21,567
Teleca AB, Class B (Sweden)                                                                       2,893,241          16,939
iPayment, Inc. (USA) (1)                                                                            300,000           6,828
Titan Corp. (USA) (1)                                                                               273,400           5,698


MACHINERY  -  0.58%
Cummins Inc. (USA)                                                                                  400,000          17,772
Kaulin Manufacturing Co. Ltd. (Taiwan)                                                            4,915,000           7,876
Seco Tools AB, Class B (Sweden)                                                                     225,000           7,472
ZENON Environmental Inc. (Canada) (1)                                                               575,000           6,652
Spirax-Sarco Engineering PLC (United Kingdom)                                                       500,000           4,520
Munters AB (Sweden)                                                                                 130,000           2,817
LTG Technologies PLC (United Kingdom) (1) (2)                                                    17,785,714           2,308



TEXTILES, APPAREL & LUXURY GOODS  -  0.57%
Phillips-Van Heusen Corp. (USA)                                                                   1,300,000          19,513
Columbia Sportswear Co. (USA) (1)                                                                   250,000          13,188
Cheil Industries Inc. (South Korea)                                                                 750,000           8,395
Nien Hsing Textile Co., Ltd. (Taiwan)                                                             7,000,000           7,104


DIVERSIFIED FINANCIAL SERVICES  -  0.50%
GATX Corp. (USA)                                                                                    950,000          20,093
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                 5,554,000          11,834
TSX Group Inc. (Canada)                                                                             437,200          10,538



TRADING COMPANIES & DISTRIBUTORS  -  0.47%
MSC Industrial Direct Co., Inc., Class A (USA)                                                      992,500          20,694
Hughes Supply, Inc. (USA)                                                                           575,000          18,659


CONTAINERS & PACKAGING  -  0.39%
Owens-Illinois, Inc. (USA) (1)                                                                    1,650,000          18,843
Hung Hing Printing Group Ltd. (Hong Kong)                                                        17,199,000          14,214


GAS UTILITIES  -  0.35%
Xinao Gas Holdings Ltd. (Hong Kong) (1) (2)                                                      37,300,000          17,581
International Energy Group Ltd. (United Kingdom)(2)                                               4,640,000          11,950


ELECTRICAL EQUIPMENT  -  0.35%
BYD Co. Ltd., Class H (China)                                                                     4,000,000           9,917
Bharat Heavy Electricals Ltd. (India)                                                               852,700           7,523
Korea Electric Terminal Co., Ltd. (South Korea)                                                     350,000           6,052
Gamesa Corporacion Technologica, SA  (Spain) (1)                                                    143,000           3,417
Moatech Co., Ltd. (South Korea)                                                                     266,000           2,526


AUTO COMPONENTS  -  0.33%
Cheng Shin Rubber (Xiamen) Ind., Ltd. (Taiwan)                                                   18,750,000          24,091
Nokian Renkaat Oyj (Finland)                                                                         60,000           3,661


PAPER & FOREST PRODUCTS  -  0.28%
M-real Oyj, Class B (Finland)                                                                     2,610,000          23,815


ROAD & RAIL  -  0.27%
Container Corp. of India Ltd. (India)                                                             2,033,457          22,536


OTHER  -  1.73%
WD-40 Co. (USA)                                                                                     640,900          20,310
MEDION AG (Germany)                                                                                 476,600          18,713
American Capital Strategies, Ltd. (USA)                                                             600,000          14,916
Grasim Industries Ltd. (India)                                                                      951,284          13,860
Cleco Corp. (USA)                                                                                   700,000          11,438
Warehouse Group Ltd. (New Zealand)                                                                3,150,000          10,335
Perusahaan Perseroan (Persero) PT Indonesian Satellite                                              850,000           9,605
   Corp. Tbk (ADR) (Indonesia)
Wilh. Wilhelmsen ASA, Class A (Norway)                                                              399,800           8,403
Zebra Technologies Corp., Class A (USA)(1)                                                          135,000           6,962
JCG Holdings Ltd. (Hong Kong)                                                                     7,990,000           5,726
Engineered Support Systems, Inc. (USA)                                                               91,700           5,548
TECMO, Ltd. (Japan)                                                                                 450,000           4,440
China Shipping Development Co. Ltd., Class H (China)                                              8,142,000           3,995
Wan Hai Lines Ltd. (Taiwan)                                                                       4,247,600           3,832
Maruti Udyog Ltd. (India) (1)                                                                       750,000           3,814
Hero Honda Motors Ltd. (India)                                                                      500,000           3,375
Cogent Communications, Inc., Series C, convertible preferred (USA) (1)(3)(4)                      4,973,129             486
Cogent Communications, Inc., Series B, convertible preferred  (1)(3)(4)                           1,098,901             139
Multiplex, Inc., Series C, convertible preferred (USA) (1)(3)(4)                                  1,358,696             223


Miscellaneous  -  4.99%
Other equity securities in initial period of acquisition                                                            422,029

Total equity securities (cost: $6,604,536,000)                                                                    7,777,879


                                                                                                   Principal        Market
                                                                                                     amount          value
Short-term securities                                                                                 (000)          (000)

Corporate short-term notes  -  6.78%
Spintab AB (Swedmortgage) 1.06%-1.07% due 11/21-12/11/2003                                          $50,100         $50,002
BMW U.S. Capital Corp. 1.04% due 10/21/2003                                                          50,000          49,970
Toyota Motor Credit Corp. 1.05% due 10/10-11/6/2003 (3)                                              50,000          49,967
Shell Finance (U.K.) 1.04% PLC due 11/7/2003                                                         29,600          29,567
Shell Finance (U.K.) 1.01% PLC due 10/1/2003 (3)                                                     20,400          20,399
American Honda Finance Corp. 1.03%-1.04% due 10/22-10/28/2003                                        50,000          49,963
Aventis S.A. 1.05%-1.07% due 10/20-12/5/2003 (3)                                                     50,000          49,924
Rabobank Nederland NV 1.05% due 12/16/2003                                                           50,000          49,887
Nestle Capital Corp 1.04% due 10/15/2003 (3)                                                         28,600          28,587
Electricite de France 1.03% due 10/7/2003                                                            25,000          24,995
Rio Tinto PLC 1.05%-1.06% due 10/7-10/8/2003 (3)                                                     25,000          24,994
Dexia Delaware 1.04% LLC due 10/22/2003                                                              25,000          24,984
Gaz de France 1.04% due 11/4/2003                                                                    25,000          24,975
Bank of Ireland 1.07% due 11/5/2003 (3)                                                              25,000          24,973
Credit Lyonnais N.A. Inc. 1.04% due 10/16/2003                                                       24,700          24,689
ANZ (Delaware) Inc. 1.01% due 10/6/2003                                                              22,600          22,596
Stadshypotek Delaware Inc. 1.08% due 10/14/2003 (3)                                                  22,500          22,491


Certificates of deposit  -  0.89%
Royal Bank of Scotland PLC 1.07%-1.08% due 11/5-12/17/2003                                           50,000          50,000
Svenska Handelsbanken Inc. 1.07% due 11/26/2003                                                      25,000          25,000


U.S. Treasuries  -  0.49%
U.S. Treasury Bills 0.85%-0.935% due 10/9-11/20/2003                                                 41,250          41,210



Total short-term securities (cost: $689,177,000)                                                                    689,173

Total investment securities (cost: $7,293,713,000)                                                                8,467,052

New Taiwanese Dollar (cost: $4,244,000)                                                          NT$141,073           4,186

Other assets less liabilities                                                                                       (18,273)

Net assets                                                                                                       $8,452,965



(1)  Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5)  This security has been authorized but has not yet been issued.

ADR = American Depositary Receipts
PDR = Philippine Depositary Receipts

The  descriptions of the companies  shown in the portfolio,  which were obtained
from  published  reports  and  other  sources  believed  to  be  reliable,   are
supplemental and are not covered by the Independent Auditors' Report.

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MARCH 31, 2003

Alkermes
American Mineral Fields
AMR
ASE Test
Ask Jeeves
Australian Worldwide Exploration
Autobytel
Axcelis Technologies
Bema Gold
Bharat Heavy Electricals
Binggrae
Borland Software
Brinks
Brocade Communications Systems
Brooks Automation
California Pizza Kitchen
Carpetright
Catalina Marketing
Cathay Bancorp
Cheng Shin Rubber (Xiamen) Ind.
China Insurance International Holdings
China Oilfield Services
China Shipping Development
Cie. Generale de Geophysique
Cleco
CNET Networks
Cochlear
Compass East Industry (Thailand)
CONSOL Energy
Container Corp. of India
Corrections Corporation of America
Documentum
Downer EDI
drugstore.com
EMI Group
Engineered Support Systems
Fairchild Semiconductor International
FelCor Lodging Trust
FindWhat.com
First Calgary Petroleums
GATX
Gladstone Commercial
Golden Land Property Development
Grasim Industries
Greene King
GWR Group
Hanil Cement
Hero Honda Motors
Hindalco Industries
Hughes Supply
ICN Pharmaceuticals
IHOP
IndyMac Bancorp
InfoSpace.com
InterOil
Interstate Bakeries
iPayment
Jack Henry & Associates
Jahwa Electronics
Kaulin Manufacturing
Kelly Services
Kenmare Resources
Korea Electric Terminal
Lawson Software
LG Insurance
LookSmart
Manhattan Associates
Maruti Udyog
Masonite International
MatrixOne
MGI PHARMA
Millennium Chemicals
Moatech
Moulin International Holdings
Nextel Partners
Nien Hsing Textile
Nokian Renkaat
Northern Orion Resources
O'Charley's
OPTI Canada
Owens-Illinois
Patina Oil & Gas
Penwest Pharmaceuticals
Portfolio Recovery Associates
QIAGEN
Quicksilver Resources
RealNetworks
Retek
Royal Group Technologies
Seco Tools
Sonic Healthcare
Southwest Bancorporation of Texas
Stanley Leisure
Straumann Holding
Tecan Group
Total Access Communication
TSX Group
TTM Technologies
United Rentals
Valassis Communications
Varian Semiconductor Equipment Associates
Wan Hai Lines
Warehouse Group
Wilh. Wilhelmsen
Zee Telefilms


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MARCH 31, 2003

Accton Technology
AFC Enterprises
Ameristar Casinos
Arthur J. Gallagher
Ashtead Group
Avigen
Bally Total Fitness Holding
Barnes & Noble
Bonavista Petroleum
Business Objects
Cadence Design Systems
Cadiz
Cairn Energy
Caliper Technologies
Career Education
Centerpulse
Cheil Communications
CIMA LABS
Claire's Stores
Continental Airlines
Cooper Companies
dELiA*s
Digitas
E-LOAN
Emmis Communications
Everlight Chemical Industrial
Fairmont Hotels & Resorts
Fidelity National Information Solutions
Fitness First
Genetronics Biomedical
Gray Television
Groupe
Gunnebo
Highpoint Telecommunications
ICON
Incisive Media
Integrated Production and Test Engineering
International Game Technology
Ivanhoe Energy
J.D. Edwards
Korea Gas
KOSE
Kyowa Exeo
Leefung-Asco Printers Holdings
LendingTree
Mandarin Oriental International
Melexis
Mercury Computer Systems
Microlife
M.I.M. Holdings
Neptune Orient Lines
NetRatings
Neurobiological Technologies
New Focus
Newhall Land and Farming
99 Cents Only Stores
Novus Petroleum
Oil Search
OM Group
OPNET Technologies
Overstock.com
Overture Services
Pacific Northwest Bancorp
Paladin Resources
Philadelphia Consolidated Holding
Pogo Producing
PT Indofood Sukses Makmur
Radio One
Reinsurance Group of America
Robert Walters
Scios
Sealed Air
SGL Carbon
Sindo Ricoh
Sixt
Software
Solutia
Sumitomo Forestry
SwitchCore
TECHNE
Test-Rite International
Texwinca Holdings
Transgenomic
Ubizen
UMB Financial
Urologix
Vail Resorts
Verisity
Village Roadshow
Western Gas Resources
Westwood One
YM BioSciences
Zenith National Insurance



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2003

                     (dollars and shares in thousands, except per-share amounts)
ASSETS:
 Investment securities at market:
   Unaffiliated issuers (cost: $5,862,992)         $6,936,719
   Affiliated issuers (cost: $1,430,721)            1,530,333       $8,467,052
 Cash denominated in non-U.S. currencies
   (cost: $4,244)                                                        4,186
 Cash                                                                    1,828
 Receivables for:
   Sales of investments                                44,211
   Sales of fund's shares                              15,555
   Dividends and interest                               7,617           67,383
                                                                     8,540,449
LIABILITIES:
 Payables for:
   Purchases of investments                            64,433
   Repurchases of fund's shares                        10,797
  Investment advisory services                          4,735
   Services provided by affiliates                      2,800
   Deferred Directors' compensation                       643
   Other fees and expenses                              4,076           87,484
NET ASSETS AT SEPTEMBER 30, 2003                                    $8,452,965

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                         $9,720,727
 Accumulated net investment loss                                       (20,150)
 Accumulated net realized loss                                      (2,417,417)
 Net unrealized appreciation                                         1,169,805
NET ASSETS AT SEPTEMBER 30, 2003                                    $8,452,965

TOTAL AUTHORIZED CAPITAL STOCK - 800,000 SHARES,$0.01 PAR VALUE

                                                  Shares          Net asset
                              Net assets        outstanding    value per share

Class A                       $7,832,765           337,370        $23.22
Class B                          201,222             8,905        22.60
Class C                          124,337             5,517        22.54
Class F                           56,950             2,459        23.16
Class 529-A                       42,457             1,827        23.24
Class 529-B                       10,214               446        22.88
Class 529-C                       19,479               851        22.89
Class 529-E                        2,636               114        23.09
Class 529-F                        2,852               123        23.20
Class R-1                          2,026                88        23.00
Class R-2                         45,889             1,995        23.00
Class R-3                         30,407             1,315        23.12
Class R-4                         10,018               431        23.22
Class R-5                         71,713             3,074        23.33

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $24.64 and $24.66, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS for the year ended September 30, 2003
                                                         (dollars in thousands)
INVESTMENT INCOME:
 Income:
   Interest                                            $9,415
   Dividends (net of non-U.S. withholding
            tax of $6,438; also includes
            $11,736 from affiliates)                   68,468          $77,883

 Fees and expenses:
   Investment advisory services                        47,110
   Distribution services                               19,309
   Transfer agent services                             12,655
   Administrative services                                754
   Reports to shareholders                                571
   Registration statement and prospectus                  269
   Postage, stationery and supplies                     1,458
   Directors' compensation                                293
   Auditing and legal                                     250
   Custodian                                            1,550
   State and local taxes                                  182
   Other                                                  124
   Total expenses before reimbursement                 84,525
   Reimbursement of expenses                              165           84,360
 Net investment loss                                                    (6,477)

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
   Investments (including $232,441                   (246,930)
net loss from affiliates)
   Non-U.S. currency transactions                        (456)        (247,386)
 Net unrealized appreciation (depreciation) on:
   Investments                                      2,282,537
   Non-U.S. currency translations                      (3,455)       2,279,082
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                             2,031,696
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                    $2,025,219




STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                         Year ended September 30
                                                             2003        2002
OPERATIONS:
 Net investment loss                                      $ (6,477)   $ (27,698)
 Net realized loss on investments and
   non-U.S. currency transactions                         (247,386)  (1,019,399)
 Net unrealized appreciation
   on investments and non-U.S. currency translations     2,279,082      682,878
   Net increase (decrease) in net assets
   resulting from operations                             2,025,219     (364,219)

DIVIDENDS PAID TO SHAREHOLDERS                                   -      (14,969)
FROM NET INVESTMENT INCOME

CAPITAL SHARE TRANSACTIONS                                (136,746)    (431,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,888,473     (810,929)

NET ASSETS:
 Beginning of year                                       6,564,492    7,375,421
 End of year (including accumulated
   net investment loss: $20,150 and $51,687,
   respectively)                                        $8,452,965   $6,564,492

See Notes to Financial Statements


Notes to financial statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


-------------------------------------------------------------------------------------------------------
                                                Contingent deferred
Share class             Initial sales            sales charge upon
                           charge                    redemption                  Conversion feature
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes A and 529-A      Up to 5.75%           None (except 1% for certain       None
                                               redemptions within one year
                                               of purchase without an initial
                                               sales charge)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes B and 529-B      None                  Declines from 5% to zero for      Classes B and 529-B
                                               redemptions within six years      convert to classes A
                                               of purchase                       and 529-A, respectively,
                                                                                 after eight years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class C                  None                   1% for redemptions within one    Class C converts to
                                                year of purchase                 Class F after 10 years
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class 529-C              None                   1% for redemptions within one     None
                                                year of purchase
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class 529-E              None                   None                              None
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes F and 529-F      None                   None                              None
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,   None                   None                              None
    R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2003, non-U.S. taxes paid on realized gains were $17,000. As of September 30, 2003, non-U.S. taxes provided on unrealized gains were $3,828,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September, 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $7,328,776,000.

During the year ended September 30, 2003, the fund reclassified $15,000,000 from additional paid-in capital and $23,014,000 from net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income and currency gains                $10,941
Loss deferrals related to non-U.S. currency that were
 realized during the period November 1, 2002 through
 September 30, 2003                                                      (109)
Short-term and long-term capital loss deferrals                    (2,416,937)
Gross unrealized appreciation on investment securities              1,815,625
Gross unrealized depreciation on investment securities               (673,163)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $53,865,000, $1,186,404,000 and $1,122,269,000 expiring in
2009, 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $54,399,000 that were realized during the period November 1, 2002 through September 30, 2003.

No distributions were paid to shareholders during the year ended September 30, 2003. For the year ended September 30, 2002 distributions paid to shareholders from net investment income and currency gains were $14,919,000 for Class A, $6,000 for Class C and $44,000 for Class F, totaling $14,969,000 as shown in the accompanying financial statements.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the year ended September 30, 2003, the investment advisory services fee was $47,110,000, which was equivalent to an annualized rate of 0.677% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

----------------------------------------------------------------------------
Share class                        Currently approved limits     Plan limits
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A                                   0.30%                     0.30%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class 529-A                                0.30                     0.50
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes B and 529-B                        1.00                     1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes C, 529-C and R-1                   1.00                     1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class R-2                                  0.75                     1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes 529-E and R-3                      0.50                     0.75
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Classes F, 529-F and R-4                   0.25                     0.50
----------------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended September 30, 2003, were as follows (dollars in thousands):



--------------------------------------------------------------------------------------------------------------
                                                                    Administrative services

                                                  ------------------------------------------------------------
                                                                                           Commonwealth of
                                                         CRMC                                 Virginia
                  Distribution    Transfer agent    administrative     Transfer agent      administrative
   Share class      services         services          services          services            services
--------------------------------------------------------------------------------------------------------------
    Class A         $16,513          $12,328        Not applicable     Not applicable       Not applicable
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Class B          1,457             327          Not applicable     Not applicable       Not applicable
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Class C            799          Included             $120                $63            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Class F             88          Included               53                 18            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-A           21          Included               39                  9                 $26
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-B           60          Included                9                  6                   6
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-C          118          Included               18                  9                  12
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-E            8          Included                2                  1                   1
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Class 529-F            3          Included                2                  -*                  2
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-1             8          Included                1                  4            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-2           149          Included               30                192            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-3            70          Included               21                 40            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-4            15          Included                9                  2            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable     Included               57                  2            Not applicable
                                       in
                                 administrative
                                    services
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Total         $19,309          $12,655              $361               $346                 $47
----------------==============================================================================================
 * Amount less than one thousand.


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $186,000 in current fees (either paid in cash or deferred) and a net increase of $107,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.  CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

YEAR ENDED SEPTEMBER 30, 2003

                                    SALES(2)        REINVESTMENTS OF DIVIDENDS
SHARE CLASS(1)                 AMOUNT     SHARES       AMOUNT   SHARES

Class A                    $ 1,130,418    58,444          -       -
Class B                         62,773     3,257          -       -
Class C                         86,227     4,503          -       -
Class F                         48,187     2,475          -       -
Class 529-A                     19,948     1,027          -       -
Class 529-B                      5,233       272          -       -
Class 529-C                      9,480       494          -       -
Class 529-E                      1,507        79          -       -
Class 529-F                      2,385       124          -       -
Class R-1                        1,936        98          -       -
Class R-2                       43,636     2,264          -       -
Class R-3                       30,982     1,612          -       -
Class R-4                       11,864       641          -       -
Class R-5                       11,090       544          -       -
Total net increase
   (decrease)              $ 1,465,666    75,834          -       -


                           REPURCHASES(2)         NET (DECREASE) INCREASE
SHARE CLASS(1)         AMOUNT           SHARES     AMOUNT         SHARES

Class A                $(1,479,092)    (79,492)   $ (348,674)    (21,048)
Class B                    (23,085)     (1,233)       39,688       2,024
Class C                    (42,533)     (2,269)       43,694       2,234
Class F                    (26,459)     (1,397)       21,728       1,078
Class 529-A                 (1,191)        (64)       18,757         963
Class 529-B                   (178)        (10)        5,055         262
Class 529-C                   (419)        (22)        9,061         472
Class 529-E                    (75)         (3)        1,432          76
Class 529-F                    (27)         (1)        2,358         123
Class R-1                     (211)        (11)        1,725          87
Class R-2                   (7,789)       (404)       35,847       1,860
Class R-3                   (8,304)       (433)       22,678       1,179
Class R-4                   (3,997)       (211)        7,867         430
Class R-5                   (9,052)       (467)        2,038          77
Total net increase
   (decrease)          $(1,602,412)    (86,017)   $ (136,746)    (10,183)


YEAR ENDED SEPTEMBER 30, 2002
                                    SALES(2)        REINVESTMENTS OF DIVIDENDS
SHARE CLASS(1)                 AMOUNT     SHARES        AMOUNT  SHARES

Class A                    $ 1,421,738    66,536    $ 14,140     631
Class B                         67,429     3,183           -       -
Class C                         83,268     4,003           6     - *
Class F                         46,726     2,199          38       2
Class 529-A                     18,779       875           -       -
Class 529-B                      3,915       185           -       -
Class 529-C                      8,196       384           -       -
Class 529-E                        798        38           -       -
Class 529-F                          1       - *           -       -
Class R-1                           21         1           -       -
Class R-2                        2,903       157           -       -
Class R-3                        2,790       154           -       -
Class R-4                           14         1           -       -
Class R-5                       70,305     3,177           -       -
Total net increase
   (decrease)              $ 1,726,883    80,893    $ 14,184     633


                           REPURCHASES(2)         NET (DECREASE) INCREASE
SHARE CLASS(1)         AMOUNT           SHARES     AMOUNT         SHARES

Class A                $(2,088,680)    (98,892)   $ (652,802)    (31,725)
Class B                    (20,798)     (1,007)       46,631       2,176
Class C                    (32,956)     (1,644)       50,318       2,359
Class F                    (25,762)     (1,219)       21,002         982
Class 529-A                   (214)        (11)       18,565         864
Class 529-B                    (16)         (1)        3,899         184
Class 529-C                    (94)         (5)        8,102         379
Class 529-E                    - *         - *           798          38
Class 529-F                      -           -             1         - *
Class R-1                      - *         - *            21           1
Class R-2                     (390)        (22)        2,513         135
Class R-3                     (328)        (18)        2,462         136
Class R-4                        -           -            14           1
Class R-5                   (3,570)       (180)       66,735       2,997
Total net increase
   (decrease)          $(2,172,808)   (102,999)   $ (431,741)    (21,473)

* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2)  Includes exchanges between share classes of the fund.



6.  RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $286,529,000, which represented 3.39% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,135,162,000 and $3,437,624,000 respectively, during the year ended September 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $1,550,000 included $9,000 that was offset by this reduction, rather than paid in cash.

8.  TRANSACTIONS WITH AFFILIATES

If the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, that issuer is considered to be an affiliated issuer, as defined under the Investment Company Act of 1940. A summary of the fund's transactions in the securities of affiliated issuers during the year ended September 30, 2003 is as follows:


                                                                                                           Market
                                                                                                          Value of
                                                                                              Dividend   Affiliates
                                       Beginning                                    Ending     Income    at 9/30/03
Company                                 Shares     Purchases         Sales          Shares      (000)      (000)

Aldata Solution(1)                    4,237,300            -       4,237,300              -       $ -          $ -
Alphameric(1)                         6,625,000            -       6,625,000              -         -            -
alphyra group(1)                      1,848,200            -       1,848,200              -         -            -
American Healthways                     900,000       90,000         140,000        850,000         -       35,691
Anoto Group                           9,934,866    1,655,811       4,967,433      6,623,244         -        7,602
ASM International                     2,746,800      372,300               -      3,119,100         -       46,007
Aspect Medical Systems(1)             1,137,000            -         575,000        562,000         -            -
Baycorp Advantage                    13,892,100            -               -     13,892,100         -       21,567
BKN International(1)                    500,000            -         255,800        244,200         -            -
Cadiz(1)                              2,300,000            -       2,300,000              -         -            -
Cafe de Coral Holdings               28,192,000            -               -     28,192,000       882       25,847
Cambrex                               1,300,000            -               -      1,300,000       156       29,510
Cathay Bancorp                                -    1,015,000               -      1,015,000       190       44,914
Centene(1)                              650,000      362,500         200,000        812,500         -            -
Cheil Communications(1)                 298,000            -         298,000              -       416            -
Clear Media                          24,950,000    7,629,000               -     32,579,000         -       18,826
Creo                                  1,000,000    1,916,000               -      2,916,000         -       30,730
Cymer                                   400,000    1,700,000         100,000      2,000,000         -       82,400
Daelim Industrial(1)                  2,425,000      256,640       1,145,000      1,536,640     1,058            -
dELiA*s(1)                            2,750,000            -       2,750,000              -         -            -
Downer EDI                                    -   51,045,208               -     51,045,208       718       30,238
EarthLink(1)                          7,531,700    1,000,000       6,954,400      1,577,300         -            -
Education Management(1)               1,825,000       75,000         400,000      1,500,000         -            -
Ekornes                               2,230,000            -         504,402      1,725,598     1,283       27,693
E-LOAN(1)                                     -    3,160,850       3,160,850              -         -            -
Extended Stay America                 6,190,000            -               -      6,190,000         -       92,417
First Quantum Minerals(1)             2,540,000            -               -      2,540,000         -            -
Fitness First(1)                      6,662,500      850,000       7,512,500              -         -            -
Gabriel Resources(1)                  6,160,000            -               -      6,160,000         -            -
Gladstone Commercial                          -      428,000               -        428,000         -        6,313
Hana Microelectronics(1)              8,649,400            -       3,658,000      4,991,400       758            -
Hanil Cement                                  -      447,000               -        447,000         -       18,924
Hilb, Rogal and Hamilton(1)           1,780,000      150,000       1,575,000        355,000       497            -
HiQ International(1)                  2,415,500            -       2,415,500              -         -            -
Hutchinson Technology                         -    1,300,000               -      1,300,000         -       43,030
Hyosung                               1,720,000      368,200         315,000      1,773,200       119       16,682
Imagistics International(1)           1,001,100            -         305,000        696,100         -            -
Informatics Holdings                 16,065,000            -               -     16,065,000       107        7,148
InfoSpace.com                                 -    2,005,000               -      2,005,000         -       40,922
Infoteria                                 2,672            -               -          2,672         -        1,497
Integrated Defense Technologies(1)      996,300            -         996,300              -         -            -
International Energy Group            4,640,000            -               -      4,640,000       396       11,950
Internet Auction(1)                     677,443            -         277,443        400,000         -            -
J D Wetherspoon                      11,385,616    1,024,763       1,765,655     10,644,724       211       40,754
KEC                                     391,040      132,500               -        523,540       521       16,919
Kingboard Chemical Holdings          35,042,000    2,392,000               -     37,434,000       414       37,561
LG Insurance                                  -    3,000,000               -      3,000,000         -       12,413
Lions Gate Entertainment              2,803,500    1,000,000               -      3,803,500         -       11,317
LTG Technologies                     17,785,714            -               -     17,785,714         -        2,308
Lumenis                               2,270,000            -               -      2,270,000         -        3,042
Mandarin Oriental International(1)   53,000,000            -      53,000,000              -         -            -
MatrixOne                             1,500,000    2,500,000       1,500,000      2,500,000         -       12,325
Mercury Computer Systems(1)           1,435,700            -       1,435,700              -         -            -
Micrel                                1,750,000    3,017,112               -      4,767,112         -       58,111
Micronic Laser Systems                1,319,476    1,319,476               -      2,638,952         -       18,888
Millennium Chemicals                          -    3,995,000               -      3,995,000       148       38,152
Muse Prime Software                   1,770,000            -               -      1,770,000         -          230
Navan Mining                         13,800,000            -               -     13,800,000         -            -
OPNET Technologies(1)                 1,045,500            -       1,045,500              -         -            -
O2Micro International(1)              2,150,000      911,700       1,302,200      1,759,500         -            -
Paladin Resources(1)                 16,083,990    4,026,693      20,110,683              -       317            -
PDF Solutions                                 -    2,100,000         600,000      1,500,000         -       16,875
Performance Food Group                2,920,000       15,000               -      2,935,000         -      119,484
P4 Radio Hele Norge(1)                1,648,000            -       1,648,000              -         -            -
Province Healthcare(1)                3,095,000            -       3,095,000              -         -            -
PSD Group(1)                          1,628,000            -       1,628,000              -         -            -
Pusan Bank                            3,690,000    5,830,500               -      9,520,500       982       45,446
Q-Med                                 1,610,000            -               -      1,610,000         -       29,691
Recordati                             2,256,000      396,000               -      2,652,000       918       45,796
Redenvelope(1)                        3,543,805      257,665       3,543,805        257,665         -            -
Robert Walters(1)                     5,000,000            -       5,000,000              -       169            -
Rogers                                  956,800            -         100,000        856,800         -       26,578
Sanctuary Group                      19,470,839            -               -     19,470,839       108       15,528
SBS Broadcasting                      1,800,000            -               -      1,800,000         -       44,784
School Specialty                      1,080,000       50,000               -      1,130,000         -       31,877
Semtech1                              1,350,000    2,800,000       2,150,000      2,000,000         -            -
Sharper Image                           775,000      175,000               -        950,000         -       21,907
S1                                    1,670,000      420,000               -      2,090,000       254       40,507
Steak n Shake(1)                      1,699,150            -         674,400      1,024,750         -            -
Sylvan Learning Systems               2,620,000      129,516         160,000      2,589,516         -       70,642
Techem AG                             1,567,335       35,965         190,000      1,413,300         -       24,356
Telelogic(1)                         12,452,500            -      12,452,500              -         -            -
Transgenomic(1)                       1,525,000            -       1,525,000              -         -            -
Urologix(1)                             900,000            -         900,000              -         -            -
Venture Production                    6,021,600      478,400               -      6,500,000         -       14,256
Western Oil Sands(1)                  3,278,333            -       1,958,333      1,320,000         -            -
Woongjin.com(1)                       1,956,980            -         891,830      1,065,150       170            -
Xinao Gas Holdings                   37,300,000            -               -     37,300,000         -       17,581
Yankee Candle                           800,000    1,969,600               -      2,769,600         -       70,569
Zeevo                                 1,587,301      398,564               -      1,985,865         5        1,320
Zenith National Insurance(1)          1,050,000      165,000       1,215,000              -       939            -
ZOOTS                                12,582,994        3,919               -     12,586,913         -        1,208
                                                                                              $11,736   $1,530,333
(1)  Unaffiliated issuer at 09/30/2003


FINANCIAL HIGHLIGHTS (1)

                                                         Income (loss) from investment operations(2)
                                                                             Net
                                           Net asset                      gains(losses)
                                            value,         Net            on securities      Total from
                                           beginning     investment       (both realized     investment
                                           of period    (loss) income     and unrealized)    operations
CLASS A:
 Year ended 9/30/2003                       $17.53       $(.01)              $5.70              $5.69
 Year ended 9/30/2002                        18.62        (.07)               (.98)             (1.05)
 Year ended 9/30/2001                        40.24          -   (3)         (16.33)            (16.33)
 Year ended 9/30/2000                        29.57          -   (3)          11.29              11.29
 Year ended 9/30/1999                        22.14         .03                8.78               8.81
CLASS B:
 Year ended 9/30/2003                        17.20        (.16)               5.56               5.40
 Year ended 9/30/2002                        18.38        (.23)               (.95)             (1.18)
 Year ended 9/30/2001                        40.08        (.21)             (16.20)            (16.41)
 Period from 3/15/2000 to 9/30/2000          47.11        (.12)              (6.91)             (7.03)
CLASS C:
 Year ended 9/30/2003                        17.15        (.16)               5.55               5.39
 Year ended 9/30/2002                        18.33        (.22)               (.95)             (1.17)
 Period from 3/15/2001 to 9/30/2001          23.06        (.16)              (4.57)             (4.73)
CLASS F:
 Year ended 9/30/2003                        17.48        (.01)               5.69               5.68
 Year ended 9/30/2002                        18.60        (.07)               (.98)             (1.05)
 Period from 3/15/2001 to 9/30/2001          23.27        (.03)              (4.64)             (4.67)
CLASS 529-A:
 Year ended 9/30/2003                        17.53         .01                5.70               5.71
 Period from 2/19/2002 to 9/30/2002          21.68        (.03)              (4.12)             (4.15)
CLASS 529-B:
 Year ended 9/30/2003                        17.43        (.19)               5.64               5.45
 Period from 2/20/2002 to 9/30/2002          21.82        (.14)              (4.25)             (4.39)
CLASS 529-C:
 Year ended 9/30/2003                        17.44        (.18)               5.63               5.45
 Period from 2/20/2002 to 9/30/2002          21.82        (.14)              (4.24)             (4.38)
CLASS 529-E:
 Year ended 9/30/2003                        17.50        (.07)               5.66               5.59
 Period from 3/15/2002 to 9/30/2002          23.21        (.06)              (5.65)             (5.71)
CLASS 529-F:
 Year ended 9/30/2003                        17.53        (.02)               5.69               5.67
 Period from 9/17/2002 to 9/30/2002          18.24          -   (3)           (.71)              (.71)
CLASS R-1:
 Year ended 9/30/2003                        17.49        (.16)               5.67               5.51
 Period from 6/19/2002 to 9/30/2002          21.60        (.04)              (4.07)             (4.11)
CLASS R-2:
 Year ended 9/30/2003                        17.49        (.15)               5.66               5.51
 Period from 5/31/2002 to 9/30/2002          22.62        (.05)              (5.08)             (5.13)
CLASS R-3:
 Year ended 9/30/2003                        17.51        (.07)               5.68               5.61
 Period from 6/20/2002 to 9/30/2002          21.43        (.02)              (3.90)             (3.92)
CLASS R-4:
 Year ended 9/30/2003                        17.53          -   (3)           5.69               5.69
 Period from 7/24/2002 to 9/30/2002          18.55        (.01)              (1.01)             (1.02)
CLASS R-5:
 Year ended 9/30/2003                        17.55         .05                5.73               5.78
 Period from 5/15/2002 to 9/30/2002          23.36          -   (3)          (5.81)             (5.81)




                                                            Dividends and distributions

                                       Dividends
                                      (from net       Distributions     Total          Net asset
                                      investment      (from capital   dividends and    value, end      Total
                                        income)          gains)       distributions    of period      return(4)

CLASS A:
 Year ended 9/30/2003                   $  -             $  -             $  -          $23.22          32.46%
 Year ended 9/30/2002                    (.04)              -             (.04)          17.53          (5.69)
 Year ended 9/30/2001                      -             (5.29)          (5.29)          18.62         (44.95)
 Year ended 9/30/2000                    (.02)            (.60)           (.62)          40.24          38.42
 Year ended 9/30/1999                    (.09)           (1.29)          (1.38)          29.57          41.42
CLASS B:
 Year ended 9/30/2003                      -               -               -             22.60          31.40
 Year ended 9/30/2002                      -               -               -             17.20          (6.42)
 Year ended 9/30/2001                      -             (5.29)          (5.29)          18.38         (45.38)
 Period from 3/15/2000 to 9/30/2000        -               -               -             40.08         (14.92)
CLASS C:
 Year ended 9/30/2003                      -               -               -             22.54          31.43
 Year ended 9/30/2002                    (.01)             -             (.01)           17.15          (6.42)
 Period from 3/15/2001 to 9/30/2001        -               -               -             18.33         (20.51)
CLASS F:
 Year ended 9/30/2003                      -               -               -             23.16          32.49
 Year ended 9/30/2002                    (.07)             -             (.07)           17.48          (5.73)
 Period from 3/15/2001 to 9/30/2001        -               -               -             18.60         (20.07)
CLASS 529-A:
 Year ended 9/30/2003                      -               -               -             23.24          32.57
 Period from 2/19/2002 to 9/30/2002        -               -               -             17.53         (19.14)
CLASS 529-B:
 Year ended 9/30/2003                      -               -               -             22.88          31.27
 Period from 2/20/2002 to 9/30/2002        -               -               -             17.43         (20.12)
CLASS 529-C:
 Year ended 9/30/2003                      -               -               -             22.89          31.25
 Period from 2/20/2002 to 9/30/2002        -               -               -             17.44         (20.07)
CLASS 529-E:
 Year ended 9/30/2003                      -               -               -             23.09          31.94
 Period from 3/15/2002 to 9/30/2002        -               -               -             17.50         (24.60)
CLASS 529-F:
 Year ended 9/30/2003                      -               -               -             23.20          32.34
 Period from 9/17/2002 to 9/30/2002        -               -               -             17.53          (3.89)
CLASS R-1:
 Year ended 9/30/2003                      -               -               -             23.00          31.50
 Period from 6/19/2002 to 9/30/2002        -               -               -             17.49         (19.03)
CLASS R-2:
 Year ended 9/30/2003                      -               -               -             23.00          31.50
 Period from 5/31/2002 to 9/30/2002        -               -               -             17.49         (22.68)
CLASS R-3:
 Year ended 9/30/2003                      -               -               -             23.12          32.04
 Period from 6/20/2002 to 9/30/2002        -               -               -             17.51         (18.29)
CLASS R-4:
 Year ended 9/30/2003                      -               -               -             23.22          32.46
 Period from 7/24/2002 to 9/30/2002        -               -               -             17.53          (5.50)
CLASS R-5:
 Year ended 9/30/2003                      -               -               -             23.33          32.93
 Period from 5/15/2002 to 9/30/2002        -               -               -             17.55         (24.87)


                                                    Ratio of      Ratio of net
                                     Net assets,    expenses      (loss) income
                                    end of period   to average    to average
                                    (in millions)   net assets    net assets

CLASS A:
 Year ended 9/30/2003                   $7,833          1.19%         (.07)%
 Year ended 9/30/2002                    6,283          1.17          (.32)
 Year ended 9/30/2001                    7,265          1.09          (.01)
 Year ended 9/30/2000                   14,098          1.10            -   (8)
 Year ended 9/30/1999                    8,983          1.09           .12
CLASS B:
 Year ended 9/30/2003                    201            1.97          (.85)
 Year ended 9/30/2002                    118            1.95          (1.09)
 Year ended 9/30/2001                     86            1.89          (.81)
 Period from 3/15/2000 to 9/30/2000       73            1.84  (6)     (.57)  (6)
CLASS C:
 Year ended 9/30/2003                    124            1.97          (.85)
 Year ended 9/30/2002                     56            1.96          (1.08)
 Period from 3/15/2001 to 9/30/2001       17            2.11  (6)     (1.11) (6)
CLASS F:
 Year ended 9/30/2003                     57            1.18          (.06)
 Year ended 9/30/2002                     24            1.20          (.32)
 Period from 3/15/2001 to 9/30/2001        7            1.23  (6)     (.21)  (6)
CLASS 529-A:
 Year ended 9/30/2003                     42            1.11           .03
 Period from 2/19/2002 to 9/30/2002       15            1.18  (6)     (.25)  (6)
CLASS 529-B:
 Year ended 9/30/2003                     10            2.09          (.95)
 Period from 2/20/2002 to 9/30/2002        3            2.08  (6)     (1.15) (6)
CLASS 529-C:
 Year ended 9/30/2003                     20            2.07          (.94)
 Period from 2/20/2002 to 9/30/2002        7            2.05  (6)     (1.12) (6)
CLASS 529-E:
 Year ended 9/30/2003                      3            1.53          (.38)
 Period from 3/15/2002 to 9/30/2002        1            1.51  (6)     (.60)  (6)
CLASS 529-F:
 Year ended 9/30/2003                      3            1.27          (.10)
 Period from 9/17/2002 to 9/30/2002        -  (5)        .04           .01
CLASS R-1:
 Year ended 9/30/2003                      2            1.93  (7)     (.78)
 Period from 6/19/2002 to 9/30/2002        -  (5)        .54  (7)     (.22)
CLASS R-2:
 Year ended 9/30/2003                     46            1.89  (7)     (.75)
 Period from 5/31/2002 to 9/30/2002        2             .63  (7)     (.29)
CLASS R-3:
 Year ended 9/30/2003                     30            1.51  (7)     (.37)
 Period from 6/20/2002 to 9/30/2002        2             .42  (7)     (.11)
CLASS R-4:
 Year ended 9/30/2003                     10            1.16  (7)     (.02)
 Period from 7/24/2002 to 9/30/2002        -  (5)        .21  (7)     (.03)
CLASS R-5:
 Year ended 9/30/2003                     72            .83            .28
 Period from 5/15/2002 to 9/30/2002       53            .31            .01



                                                               Year ended September 30
                                                      2003     2002     2001     2000     1999


Portfolio turnover rate for all classes of shares      49%      51%      60%      63%      50%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3)  Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Amount less than 1 million.
(6)  Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.43%, 2.59%, 1.67% and 1.17% for classes R-1, R-2, R-3 and R-4, respectively during the year ended September 30, 2003, and 7.56%, .85%, .52% and .70% for class R-1, R-2, R-3, and R-4, respectively, during the period ended September 30, 2002.
(8)  Amount less than .01 percent.


Independent auditors' report

To the Board of Directors and Shareholders of SMALLCAP World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the "Fund"), including the investment portfolio, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 7, 2003

Tax information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. No distributions were made by the fund during the last fiscal year.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.